     As filed with the U.S. Securities and Exchange Commission on March 29, 2006
                                               Securities Act File No. 333-32575
                                        Investment Company Act File No. 811-8319

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

         Registration Statement Under The Securities Act Of 1933          /X/

                         Pre-Effective Amendment No.                      / /

                       Post-Effective Amendment No. 27                    /X/

                                     And/or

       Registration Statement Under The Investment Company Act Of 1940    /X/

                              Amendment No. 27                            /X/
                        (Check appropriate box or boxes)

                               ING PARTNERS, INC.
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (860) 273-4743

            Huey P. Falgout, Jr.                  With copies to:
            ING Investments, LLC              Jeffrey S. Puretz, Esq.
       7337 East Doubletree Ranch Rd.               Dechert, LLP
            Scottsdale, AZ 85258                1775 I Street, N.W.
  (Name and Address of Agent for Service)       Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/X/ on April 28, 2006, pursuant to paragraph (b)

/ / on (date), pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               ING PARTNERS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*  Cover Sheet

*  Contents of Registration Statement

*  Explanatory Note

*  Supplement dated March 29, 2006

* Red Herring Prospectus for the Initial Class shares of ING Columbia Small Cap Value II Portfolio dated March 29, 2006, Subject to Completion April 28, 2006

* Red Herring SAI for ING Partners, Inc. Statement of Additional Information for Initial Class, Service Class and Adviser Class

*  Part C

*  Signature Page

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A for ING Partners, Inc. ("Registrant") is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing a red herring prospectus for the Initial Class shares of ING Columbia Small Cap Value II Portfolio.

                         SUPPLEMENT DATED MARCH 29, 2006
                TO THE ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
                         INITIAL CLASS SHARES PROSPECTUS
                               ING PARTNERS, INC.

The Initial Class Shares Prospectus for ING Columbia Small Cap Value II Portfolio is hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds:"

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Life Insurance and Annuity Company ("ILIAC"), the adviser to the ING Funds, has reported to the Boards of Directors (the "Boards") of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ILIAC reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ILIAC reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

     REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

  The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S.
Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS -- INITIAL CLASS ("I CLASS")

MARCH 29, 2006

SUBJECT TO COMPLETION

APRIL 28, 2006
--------------------------------------------------------------------------------


     ING COLUMBIA SMALL CAP VALUE II PORTFOLIO--Sub-Adviser: Columbia Management Advisors, LLC

     THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

     THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INITIAL CLASS OF ING COLUMBIA SMALL CAP VALUE II, A SERIES OF ING PARTNERS, INC. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

     AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

TABLE OF CONTENTS

                                                              PAGE
INTRODUCTION                                                    1

PORTFOLIO SUMMARY

     ING Columbia Small Cap Value II Portfolio                  2

PORTFOLIO FEES AND EXPENSES                                     3

SUMMARY OF PRINCIPAL RISKS                                      3

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES              5

MANAGEMENT OF THE PORTFOLIO                                     6

MORE INFORMATION                                                7

TAXES AND DISTRIBUTIONS                                        10

PERFORMANCE                                                    11

FINANCIAL HIGHLIGHTS                                           12


                                  INTRODUCTION

- ING PARTNERS, INC.

ING Partners, Inc. ("Company") is a mutual fund authorized to issue multiple series and classes of shares. This Prospectus is designed to help you make informed decisions about investments in the Portfolio listed on the cover of this Prospectus ("Portfolio"). The Company offers other portfolios that are not offered in this Prospectus. ING Life Insurance and Annuity Company ("ILIAC" or "Adviser"), serves as the Investment Adviser of the Portfolio, and the Portfolio has a sub-adviser. The Portfolio (and its sub-adviser) described in this Prospectus is listed on the cover of this Prospectus.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts ("Variable Contracts"), qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates and other management investment companies.

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
             SUB-ADVISER: COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")

- INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

- PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000(R) Value Index and that are believed to have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Portfolio may also invest in real estate investments trusts, foreign equity securities, depositary receipts, and other investment companies, including exchange-traded funds.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;

- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;

-  a company's current operating margins relative to its historic range; and

- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the Portfolio.

The management team may sell a security when its price reaches a target set by the team, if there is deterioration in the company's financial situation, when the management team believes other investments are more attractive or for other reasons.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

- PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the sub-adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             DEPOSITARY RECEIPT RISK

                             EQUITY SECURITIES RISK

                            FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

                        REAL ESTATE INVESTMENT TRUST RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the Portfolio Summaries for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

- PERFORMANCE

As of the date of this Prospectus, the Portfolio had not commenced operations, therefore annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance" section of this Prospectus.

                           PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by the I Class shares of the Portfolio. These expenses are estimated. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not applicable.

                                 I CLASS SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                   WAIVERS,
                                                           SHAREHOLDER                 TOTAL    REIMBURSEMENTS     NET
                                 MANAGEMENT  DISTRIBUTION   SERVICES       OTHER     OPERATING       AND        OPERATING
                                     FEE     (12b-1) FEES     FEE       EXPENSES(2)  EXPENSES    RECOUPMENTS    EXPENSES
                                 ----------  ------------  -----------  -----------  ---------  --------------  ---------
ING Columbia Small Cap Value II    0.95%         --            --          0.20%       1.15%          --          1.15%

----------

(1) Because the Portfolio had not commenced operations as of December 31, 2005, "other expenses" are estimated for the current fiscal year.
(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

EXAMPLE(1)

This Example is intended to help you compare the cost of investing in I Class shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the I Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year and that the I Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS
ING Columbia Small Cap Value II   $  117   $  365

----------

(1) The Example numbers reflect the contractual expense limit for the one-year period and the first year of the three-year period.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the Portfolio Summary and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time.

DEPOSITARY RECEIPT RISK The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

EQUITY SECURITIES RISK Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

MANAGER RISK The sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The sub-adviser could do a poor job in executing an investment strategy. The sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, the Portfolio may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. This shift may alter the risk/return characteristics of the Portfolios and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

OTHER INVESTMENT COMPANIES RISK The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, the Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

REAL ESTATE INVESTMENT TRUST RISK Investing in Real Estate Investment Trusts or "REITs" may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECURITIES LENDING RISK The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

UNDERVALUED SECURITIES RISK Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The sub-adviser invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

               ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

- TEMPORARY DEFENSIVE INVESTMENT STRATEGY

The Portfolio may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.

- INVESTMENT IN U.S. GOVERNMENT-RELATED ENTITIES

The Portfolio may invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

- INVESTMENT STRATEGIES

The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Company's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the Company (see back cover for address and phone number).

                    ING COLUMBIA SMALL CAP VALUE II PORTFOLIO

The Portfolio seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of U.S. companies whose market capitalizations fall within the range of companies within the Russell 2000(R) Value Index and that are believed to have the potential for long-term growth.

The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

- fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity;
- various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The management team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation;
-  a company's current operating margins relative to its historic range; and
- indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

                           MANAGEMENT OF THE PORTFOLIO

ADVISER

ING Life Insurance and Annuity Company ("ILIAC"), a Connecticut insurance corporation, serves as the adviser to the Portfolio. ILIAC has overall responsibility for the management of the Portfolio. ILIAC provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 30, 2005, ILIAC managed over $11 billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

ILIAC, subject to the supervision of the Board of Directors of the Company (each a "Director", and collectively, "Directors"), acts as a "manager-of-managers" for the Portfolio. In this capacity, ILIAC oversees the Company's day-to-day operations and oversees the investments activities of the Portfolio. ILIAC delegates to the sub-adviser the responsibility for investment management of the Portfolio, subject to ILIAC's oversight. From time to time, ILIAC also recommends the appointment of additional or replacement sub-advisers to the Company's Directors. On May 24, 2002, the Company and ILIAC received exemptive relief from the SEC permitting ILIAC and the Company, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. The Company will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

ILIAC receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fee to be paid by the Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:


             PORTFOLIO                ADVISORY FEES (AS A % OF AVERAGE DAILY NET ASSETS)
  ING Columbia Small Cap Value II(1)                    0.95%

----------

(1) Because the Portfolio had not commenced operations as of December 31, 2005, the advisory fee reflects the current contract rate.


For information regarding the basis for the Board's approval of the advisory and sub-advisory contracts for the Portfolio please refer to the SAI dated March 29, 2006, Subject to Completion April 28, 2006 and the semi-annual shareholder report that will be dated June 30, 2006.

ILIAC is responsible for all of its own costs, including costs of the Adviser's personnel required to carry out its investment advisory duties.

SUB-ADVISER

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO. The Adviser has engaged Columbia Management Advisors, LLC ("CMA"), 100 Federal Street, Boston, MA 02110, as Sub-Adviser to ING Columbia Small Cap Value II Portfolio. CMA is a registered investment adviser and an indirect wholly-owned subsidiary of Bank of America, N.A. Its management expertise covers all major domestic asset classes, including equity and fixed-income securities and money market instruments. CMA acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of December 31, 2005, CMA had over $361.1 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio.

Christian Stadlinger is a senior portfolio manager for CMA with a primary focus on managing small-cap value assets. In this role, he is responsible for all research, stock selection and portfolio constructions for the Portfolio. Prior to joining CMA in 2002, Dr. Stadlinger worked as a team leader and senior portfolio manager for BlackRock Inc. from 1996 to 2002.

Jarl Ginsberg is a portfolio manager and senior research analyst for CMA. He has managed the Portfolio since inception. Mr. Ginsberg is responsible for research, stock selection and portfolio construction for the small-cap product. Prior to joining CMA, Mr. Gingsberg was a research analyst for Pilgrim, Baxter & Associates (2002-2003) and a portfolio manager and analyst for BlackRock Inc. (1998-2002).

The composition of the team may change without notice from time to time.

The Sub-Adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

The Adviser has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio's investment objective.

The Adviser pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio. The Adviser pays the sub-advisory fee out of its advisory fee.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.

                                MORE INFORMATION

- PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

- A WORD ABOUT PORTFOLIO DIVERSITY

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

- FUNDAMENTAL POLICIES

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

- NON-FUNDAMENTAL INVESTMENT POLICIES

The Portfolio has adopted a non-fundamental investment policy to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about this policy, please consult the SAI.

- ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Company at 1-800-262-3862, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

- PORTFOLIO DISTRIBUTION

The Portfolio is distributed by ING Financial Advisers. ING Financial Advisers is a Delaware limited liability company with its principal offices at 151 Farmington Avenue, Hartford, CT 06156.

ING Financial Advisers is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

- ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class, Class I, and Service Class, shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the I Class shares are offered by this Prospectus.

- HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Financial Advisers, LLC. ING Financial Advisers, LLC has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a Portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, nor the adviser, or the distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors ("Board") has asked ILIAC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

- NET ASSET VALUE

The net asset value ("NAV") per share for each class of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value as of the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE or the closing value is otherwise deemed unreliable;
-  Securities of an issuer that has entered into a restructuring;
-  Securities whose trading has been halted or suspended;
- Fixed-income securities that have gone into default and for which there are no current market value quotation; and
-  Securities that are restricted to transfer or resale.

The Portfolio or Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form.

- PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

- PURCHASE AND REDEMPTION OF SHARES

The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund of funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds of funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

- FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

If the Portfolio invests in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur if the Portfolio does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio's shareholders.

- PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., a Portfolio will post the quarter ending June 30 holdings on August 1.) The portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

- REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

                             TAXES AND DISTRIBUTIONS

- DIVIDENDS

Dividends from net investment income are declared and paid by the Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of the Portfolio's net investment income. The Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio's dividends may constitute a return of capital.

- TAX MATTERS

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.

                                   PERFORMANCE

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. The Portfolio has substantially the same investment objective, policies and strategies as an existing mutual fund ("Comparable Fund") that is either sold directly to the public on a retail basis or through variable products and that is advised or sub-advised by CMA.

While the Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIO. The results shown below reflect the reinvestment of dividends and distributions, and were, aside from fee and expense differences, calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund may be shown for the Portfolio, the sub-adviser of the Portfolio may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Fund for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmark.(1)


                                                                                           SINCE
                                                         1 YEAR   3 YEARS   5 YEARS      INCEPTION
Columbia Small Cap Value Fund II--Class Z (NSVAX)          8.98%    24.33%      N/A       13.42%(2)
(Comparable to ING Columbia Small Cap Value II)
Russell 2000(R) Value Index                                4.71%    23.18%    13.55%      13.08%(2)

----------

(1) The Russell 2000(R) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values.
(2) Portfolio commenced operations on April 30, 2002. The Russell 2000(R) Value Index return for the period beginning April 30, 2002 is 10.86%.

                              FINANCIAL HIGHLIGHTS

Because ING Columbia Small Cap Value II Portfolio did not commence operations as of the fiscal year ended December 31, 2005, financial highlights are not available.

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated March 29, 2006, Subject to Completion April 28, 2006, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

- ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Company's investments is available in the Company's annual and semi-annual shareholder reports. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, or write to ING Partners, Inc., at the address listed above. To make shareholder inquiries please visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.


                                        Investment Company Act File No. 811-8319

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE RESGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               ING PARTNERS, INC.
                         7337 EAST DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258

                                 (800) 262-3862

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated March 29, 2006
                             Subject to Completion
                                 April 28, 2006

               ING American Century Large Company Value Portfolio
                      ING American Century Select Portfolio
              ING American Century Small - Mid Cap Value Portfolio
            (formerly ING American Century Small Cap Value Portfolio)
                            ING Baron Asset Portfolio
                      ING Baron Small Cap Growth Portfolio
                   ING Columbia Small Cap Value II Portfolio
                        ING Davis Venture Value Portfolio
          (formerly, ING Salomon Brothers Fundamental Value Portfolio)
                       ING Fundamental Research Portfolio
                 ING Goldman Sachs(R) Capital Growth Portfolio*
                ING Goldman Sachs(R) Structured Equity Portfolio*
              (formerly, ING Goldman Sachs(R)Core Equity Portfolio)
                      ING JPMorgan International Portfolio
            (formerly, ING JPMorgan Fleming International Portfolio)
                      ING JPMorgan Mid Cap Value Portfolio
              ING Lord Abbett U.S. Government Securities Portfolio
                     ING MFS Capital Opportunities Portfolio
                     ING Neuberger Berman Partners Portfolio
                     ING Neuberger Berman Regency Portfolio
                       ING OpCap Balanced Value Portfolio
                        ING Oppenheimer Global Portfolio
                   ING Oppenheimer Strategic Income Portfolio
                        ING PIMCO Total Return Portfolio
                        ING Pioneer High Yield Portfolio
                ING Salomon Brothers Aggressive Growth Portfolio
                 ING Salomon Brothers Large Cap Growth Portfolio
             ING T. Rowe Price Diversified Mid Cap Growth Portfolio
                    ING T. Rowe Price Growth Equity Portfolio
                     ING Templeton Foreign Equity Portfolio
                     ING UBS U.S. Large Cap Equity Portfolio
                     ING UBS U.S. Small Cap Growth Portfolio
                        ING Van Kampen Comstock Portfolio
                   ING Van Kampen Equity and Income Portfolio

* Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                 ADVISER CLASS, INITIAL CLASS, AND SERVICE CLASS

This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Partners, Inc. ("Company"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios dated May 1, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, ING Financial Advisers, LLC, at the address written above. This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Company at the address or phone number written above.

* Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolio also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

                                TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
INTRODUCTION                                                                      1

INVESTMENT RESTRICTIONS                                                           2

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES           9

MANAGEMENT OF THE COMPANY                                                        54

BOARD                                                                            60

COMPENSATION OF DIRECTORS                                                        62

COMPENSATION TABLE                                                               63

CODE OF ETHICS                                                                   69

PROXY VOTING PROCEDURES                                                          69

DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                               69

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                       72

ADVISER                                                                          70

ADMINISTRATOR                                                                   127

PRINCIPAL UNDERWRITER                                                           128

BROKERAGE ALLOCATION AND TRADING POLICIES                                       128

DESCRIPTION OF SHARES                                                           134

VOTING RIGHTS                                                                   143

NET ASSET VALUE                                                                 146

TAXES                                                                           148

FINANCIAL STATEMENTS                                                            152

APPENDIX A                                                                      A-1

APPENDIX B                                                                      B-1

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser ("ADV") Class, Institutional ("Class I") Class and Service ("Class S") Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Life Insurance and Annuity Company ("ILIAC" or "Adviser") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

                             HISTORY OF THE COMPANY

The Company is a Maryland Corporation and commenced operations on November 28, 1997. The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Company currently has authorized 39 Portfolios, however not all of the Portfolios are offered in this SAI. This SAI pertains to the following Portfolios are described in this SAI:


               ING American Century Large Company Value Portfolio
                  ("ING American Century Large Company Value")
                      ING American Century Select Portfolio
                         ("ING American Century Select")
              ING American Century Small - Mid Cap Value Portfolio
                 ("ING American Century Small-Mid Cap Value")
                            ING Baron Asset Portfolio
                               ("ING Baron Asset")
                      ING Baron Small Cap Growth Portfolio
                         ("ING Baron Small Cap Growth")
                    ING Columbia Small Cap Value II Portfolio
                       ("ING Columbia Small Cap Value II")
                        ING Davis Venture Value Portfolio
                           ("ING Davis Venture Value")
                       ING Fundamental Research Portfolio
                          ("ING Fundamental Research")
                  ING Goldman Sachs(R) Capital Growth Portfolio
                     ("ING Goldman Sachs(R) Capital Growth")
                ING Goldman Sachs(R) Structured Equity Portfolio
                   ("ING Goldman Sachs(R) Structured Equity")
                      ING JPMorgan International Portfolio
                         ("ING JPMorgan International")
                      ING JPMorgan Mid Cap Value Portfolio
                         ("ING JPMorgan Mid Cap Value")
              ING Lord Abbett U.S. Government Securities Portfolio
                 ("ING Lord Abbett U.S. Government Securities"),
                     ING MFS Capital Opportunities Portfolio
                       ("ING MFS Capital Opportunities"),
                     ING Neuberger Berman Partners Portfolio
                       ("ING Neuberger Berman Partners"),
                     ING Neuberger Berman Regency Portfolio
                        ("ING Neuberger Berman Regency")
                       ING OpCap Balanced Value Portfolio
                          ("ING OpCap Balanced Value")
                        ING Oppenheimer Global Portfolio
                            ("ING Oppenheimer Global")
                   ING Oppenheimer Strategic Income Portfolio
                      ("ING Oppenheimer Strategic Income")
                        ING PIMCO Total Return Portfolio
                           ("ING PIMCO Total Return")
                        ING Pioneer High Yield Portfolio
                           ("ING Pioneer High Yield")
                ING Salomon Brothers Aggressive Growth Portfolio
                   ("ING Salomon Brothers Aggressive Growth")
                 ING Salomon Brothers Large Cap Growth Portfolio
                    ("ING Salomon Brothers Large Cap Growth")
             ING T. Rowe Price Diversified Mid Cap Growth Portfolio
                ("ING T. Rowe Price Diversified Mid Cap Growth")
                    ING T. Rowe Price Growth Equity Portfolio
                       ("ING T. Rowe Price Growth Equity")
                     ING Templeton Foreign Equity Portfolio
                        ("ING Templeton Foreign Equity")

                     ING UBS U.S. Large Cap Equity Portfolio
                        ("ING UBS U.S. Large Cap Equity")
                     ING UBS U.S. Small Cap Growth Portfolio
                       ("ING UBS U.S. Small Cap Growth"),
                        ING Van Kampen Comstock Portfolio
                           ("ING Van Kampen Comstock")
                   ING Van Kampen Equity and Income Portfolio
                      ("ING Van Kampen Equity and Income").


ING JPMorgan Mid Cap Value and ING Davis Venture Value are classified as "non-diversified" funds as such terms is defined under the Investment Company Act of 1940 ("1940 Act"). Each of the Company's other Portfolios is "diversified" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared to a diversified fund, a non-diversified fund may invest in a greater portion of its assets in a particular issue and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental which means they may be changed, only with the approval of the holders of a majority of a Portfolio's outstanding voting securities of that Portfolio defined by the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a shareholders' meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are then outstanding are present in person or by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective and all other investment policies or practices of each Portfolio, except ING JPMorgan International, ING MFS Capital Opportunities, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth Equity and ING UBS U.S. Large Cap Equity are considered by the Company to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

AS A MATTER OF FUNDAMENTAL POLICY, NO PORTFOLIO (EXCEPT, ING BARON ASSET, ING COLUMBIA SMALL CAP VALUE II, ING LORD ABBETT U.S. GOVERNMENT SECURITIES, ING NEUBERGER BERMAN PARTNERS, ING NEUBERGER BERMAN REGENCY, ING PIONEER HIGH YIELD, ING TEMPLETON FOREIGN EQUITY AND ING UBS U.S. SMALL CAP GROWTH) WILL:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). With respect to ING Oppenheimer Strategic Income, this restriction shall not apply to the Portfolio's investments in hedging investments consistent with its investment policies.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). With respect to ING Fundamental

Research and to ING Van Kampen Equity and Income, investments in mortgage participations or similar instruments are not subject to this limitation.

3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act; and (d) with respect to ING Oppenheimer Strategic Income, this restriction does not prohibit investment activities for which assets of the Portfolio are designated or segregated, or margin, collateral or escrow arrangements established to cover related obligations.

4. Borrow money, except that (a) a Portfolio may enter reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. With respect to ING American Century Select, ING Salomon Brothers Large Cap Growth and ING T. Rowe Price Diversified Mid Cap Growth, such Portfolios may borrow money in an amount not exceeding 10% of the value of a Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to ING American Century Select, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING OpCap Balanced Value, ING Salomon Brothers Large Cap Growth and ING T. Rowe Price Diversified Mid Cap Growth, immediately after any borrowing, including reverse repurchase agreements, such Portfolios will maintain asset coverage of not less than 300 percent with respect to all borrowings. With respect to ING Baron Small Cap Growth, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING PIMCO Total Return, ING Van Kampen Comstock and ING Van Kampen Equity and Income, such Portfolios may borrow up to an additional 5% of their total assets (not including the amount borrowed) for temporary or emergency purposes.

5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. With respect to ING Fundamental Research and ING Van Kampen Equity and Income, this limitation does not apply to municipal securities. With respect to ING Fundamental Research, the Portfolio will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index. With respect to ING OpCap Balanced Value, a foreign government is considered to be an industry. With respect to ING American Century Small - Mid Cap Value, (i) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (ii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (iii) personal credit and business credit businesses will be considered separate industries.

WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY SELECT, ING BARON SMALL CAP GROWTH, ING DAVIS VENTURE VALUE, ING GOLDMAN SACHS(R) CAPITAL GROWTH, ING MFS CAPITAL OPPORTUNITIES, ING SALOMON BROTHERS AGGRESSIVE GROWTH, ING SALOMON BROTHERS LARGE CAP GROWTH, ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH AND ING UBS U.S. LARGE CAP EQUITY ONLY:

8. Purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. ING Salomon Brothers Large Cap Growth may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5 percent of the Portfolio's total assets are invested in margin and premiums.

WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING MFS CAPITAL OPPORTUNITIES AND ING UBS U.S. LARGE CAP EQUITY ONLY:

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING BARON SMALL CAP GROWTH, ING FUNDAMENTAL RESEARCH, ING GOLDMAN SACHS(R) CAPITAL GROWTH, ING JPMORGAN INTERNATIONAL, ING OPCAP BALANCED VALUE, ING OPPENHEIMER GLOBAL, ING OPPENHEIMER STRATEGIC INCOME, ING PIMCO TOTAL RETURN, ING SALOMON BROTHERS AGGRESSIVE GROWTH, ING T. ROWE PRICE GROWTH EQUITY, ING VAN KAMPEN COMSTOCK AND ING VAN KAMPEN EQUITY AND INCOME ONLY:

10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This 75% limitation shall not apply to securities issued by other investment companies. With respect to ING PIMCO Total Return, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds (as defined herein.)

WITH RESPECT TO ING AMERICAN CENTURY SELECT, ING SALOMON BROTHERS LARGE CAP GROWTH AND ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH ONLY:

11. With respect to 75% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

12. With respect to 100% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

WITH RESPECT TO ING DAVIS VENTURE VALUE AND ING JPMORGAN MID CAP VALUE:

13. With respect to 50% of its assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

AS A MATTER OF FUNDAMENTAL POLICY, ING BARON ASSET, ING COLUMBIA SMALL CAP VALUE II, ING LORD ABBETT U.S. GOVERNMENT SECURITIES, ING NEUBERGER BERMAN PARTNERS, ING NEUBERGER BERMAN REGENCY, ING PIONEER HIGH YIELD, ING TEMPLETON FOREIGN EQUITY AND ING UBS U.S. SMALL CAP GROWTH) WILL NOT:

14. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

15. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

16. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

17. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

18. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

19. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

20. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

21. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

NON-FUNDAMENTAL INVESTMENT POLICIES

THE FOLLOWING RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

a. No Portfolio will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Sub-Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

b. No Portfolio will borrow for leveraging purposes (except ING Oppenheimer Global which may borrow up to 10% of net assets on an unsecured basis to invest the borrowed funds in portfolio securities).

c. No Portfolio (other than ING PIMCO Total Return) will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts, forward commitments, securities purchased on a when-issued or delayed delivery basis, and related options, and other strategic transactions.

d. No Portfolio will purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY SELECT, ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING FUNDAMENTAL RESEARCH, ING JPMORGAN INTERNATIONAL, ING JPMORGAN MID CAP VALUE, ING OPCAP BALANCED VALUE, ING OPPENHEIMER STRATEGIC INCOME, ING T. ROWE PRICE GROWTH EQUITY, ING VAN KAMPEN COMSTOCK AND ING VAN KAMPEN EQUITY AND INCOME ONLY:

e. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING BARON SMALL CAP GROWTH, ING DAVIS VENTURE VALUE, ING OPCAP BALANCED VALUE, ING PIMCO TOTAL RETURN, ING SALOMON BROTHERS AGGRESSIVE GROWTH, ING SALOMON BROTHERS LARGE CAP GROWTH AND ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH ONLY:

f. No Portfolio will invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in securities of companies that invest in or sponsor those programs.

WITH RESPECT TO ING AMERICAN CENTURY LARGE COMPANY VALUE, ING AMERICAN CENTURY SELECT, ING AMERICAN CENTURY SMALL - MID CAP VALUE, ING FUNDAMENTAL RESEARCH, ING GOLDMAN SACHS(R) CAPITAL GROWTH, ING JPMORGAN MID CAP VALUE, ING OPCAP BALANCED VALUE, ING SALOMON BROTHERS LARGE CAP GROWTH, ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH AND ING VAN KAMPEN EQUITY AND INCOME ONLY:

g. No Portfolio will purchase portfolio securities while borrowings (excluding covered mortgage dollar rolls where applicable) in excess of 5% of its total assets are outstanding, except for ING Van Kampen

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Equity and Income which may purchase portfolio securities while such borrowings in excess of 10% of its total assets are outstanding.

WITH RESPECT TO ING BARON SMALL CAP GROWTH, ING LORD ABBETT U.S. GOVERNMENT SECURITIES, ING SALOMON BROTHERS LARGE CAP GROWTH AND ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH ONLY:

h. No Portfolio will write or sell puts, calls, straddles, spreads or combinations thereof, except that ING Salomon Brothers Large Cap Growth may buy and sell (write) options. In addition, ING Lord Abbett U.S. Government Securities may not purchase puts and may only do any of the above to the extent permitted in its Prospectus and SAI, as they may be amended from time to time.

i. ING Salomon Brothers Large Cap Growth and ING Baron Small Cap Growth will invest no more than 5% and ING T. Rowe Price Diversified Mid Cap Growth will invest no more than 10% of their respective net assets in warrants (valued at the lower of cost or market), of which not more than 2% of each Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by each Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

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WITH RESPECT TO ING VAN KAMPEN EQUITY AND INCOME ONLY:

j. With respect to fundamental policy number 10 above, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

WITH RESPECT TO ING SALOMON BROTHERS LARGE CAP GROWTH ONLY:

k. The Portfolio will not make investments for the purpose of exercising control or management.

WITH RESPECT TO ING COLUMBIA SMALL CAP VALUE II AND ING PIONEER HIGH YIELD ONLY:

l. The Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal conditions, at least 80% of its total assets in below investment grade securities (high yield) debt securities and preferred stocks. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

GENERAL. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

To the extent required by the Securities and Exchange Commission ("SEC") regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Portfolio's policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.

With respect to fundamental policy number 7, industry classifications of domestic issuers for all Portfolios, except for those listed below, are determined in accordance with the current Directory of Companies Filing Annual Reports with the SEC. Industry classifications of foreign issuers for the Portfolios are based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for ING American Century Large Company Value, ING American Century Select, ING American Century Small
- Mid Cap Value, ING OpCap Balanced Value, ING MFS Capital Opportunities, ING Oppenheimer Global, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity and ING UBS U.S. Large Cap Equity have been selected by American Century Investment Management, Inc. ("American Century"), OpCap Advisors ("OpCap"), Massachusetts Financial Services Company ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer"), T.

Rowe Price Associates ("T. Rowe Price"), UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and UBS Global Assets Management (US) Inc. ("UBS Global AM US"), respectively, the Sub-Advisers for those Portfolios. American Century, OpCap, MFS, T. Rowe Price and UBS Global AM believe the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. The industry classifications selected by American Century, OpCap, MFS, T. Rowe Price and UBS Global AM may be changed from time to time to reflect changes in the marketplace. For purposes of monitoring industry exposure, PIMCO uses Standard Industry Classification codes.

For purposes of applying ING PIMCO Total Return's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued at market value. In the case of a credit default swap sold by the Portfolio (I.E., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of the Portfolio's investment portfolio, resulting from market fluctuations or other changes in the Portfolio's total assets will not require the Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Unless otherwise noted, with respect to at least 75% of a Portfolio's assets (50% of assets for ING Davis Venture Value and ING JPMorgan MidCap) a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the prospectus or this SAI that the sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio.

     DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

INVESTMENT POLICIES AND PRACTICES OF SPECIFIC PORTFOLIOS

ING AMERICAN CENTURY LARGE COMPANY VALUE-- In general, within the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments vary according to what is judged advantageous under changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. Income is a secondary objective of the Portfolio, as a result, a portion of the Portfolio may consist of debt securities. So long as the sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.

ING AMERICAN CENTURY SELECT- In general, with the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments are varied according to what is judged advantageous under the changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in this SAI. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity and equity-related securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. So long as a sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, should the Portfolio's investment methodology fail to identify sufficient acceptable securities, or for any reason including the desire to take a temporary defensive position, the Portfolio may invest up to 100% of its assets in U.S. government securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.

ING AMERICAN CENTURY SMALL - MID CAP VALUE-- In general, within the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments vary according to what is judged advantageous under changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. Income is a secondary objective of the Portfolio, as a result, a portion of the Portfolio may consist of debt securities. So long as the sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.

ING FUNDAMENTAL RESEARCH-- The Sub-Adviser applies quantitative research methods to generate investment ideas within each sector. An experienced fundamental research team then focuses on identifying the stocks it considers the best ideas within each sector. The Sub-Adviser then constructs the Portfolio by selecting from these ideas while considering sector weights and overall risk control. In managing the Portfolio, the Sub-Adviser will emphasize stocks of larger companies (although it may also invest in mid-sized companies). The Sub-Adviser utilizes an intensive, fundamentally driven research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, ING IM attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

ING GOLDMAN SACHS(R) CAPITAL GROWTH-- The Portfolio is managed using a growth equity oriented approach. Equity securitiEs for this Fund are selected based on their prospects for above average growth. Goldman Sachs Asset Management, L.P. ("GSAM") will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. ING Goldman Sachs(R) Capital Growth will generally invesT in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

ING OPCAP BALANCED VALUE-- In selecting equity investments for the Portfolio, the Sub-Adviser currently uses a value investing style. In using a value approach, the Sub-Adviser seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Portfolio will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock. Using value investing requires research as to the issuer's underlying financial condition and prospects. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price/earnings ratio, which is the stock's price divided by its earnings per share. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price-to-normalized earnings ratio as well as the price-to-tangible book value and price-to-cash flow ratios. While there are a variety of measures that can be used to identify these securities, the Sub-Adviser looks primarily at the issuer's price-to-normalized earnings ratio as well as the price-to-tangible book value and price-to-cash flow ratios. Normalized earnings are OpCap's quantification of what a company would earn using OpCap's preferred accounting calculations and assuming a normal business environment.

ING OPPENHEIMER GLOBAL--Foreign equity securities exposure (including emerging markets) may be up to 100% of the Portfolio's assets. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. See "Foreign Equity Securities." The expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities because the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher. The Portfolio may invest up to 5% of its net assets in debt securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds."

ING OPPENHEIMER STRATEGIC INCOME--The Portfolio may invest in different types of debt securities. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Portfolio buys may be rated by nationally recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by the Sub-Adviser. The Portfolio's investments may be investment grade or below investment grade in credit quality and the Portfolio can invest without limit in below investment grade debt securities, commonly known as "junk bonds." These typically offer higher yields than investment grade bonds because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information ("SAI").

The Portfolio may invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

ING PIMCO TOTAL RETURN-- The Portfolio's objective is to seek a high level of current income consistent with a prudent level of risk. In addition to those fixed income products specifically identified in the prospectus, ING PIMCO Total Return may invest in Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities, zero coupon bonds, and other products identified in this SAI.

ING VAN KAMPEN EQUITY AND INCOME - Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days prior written notice of any changes in this non-fundamental investment policy. In addition, the Portfolio normally invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES-- Each Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which a Portfolio may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Portfolios will invest in securities of U.S. government agencies or instrumentalities only if the Sub-Adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Portfolios also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

CUSTODIAL RECEIPTS-- ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity ,ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts are known by various names, including "Treasury Receipts," Treasury Investors Growth Receipts ("TIGRs"), and "Certificates of Accrual on Treasury Receipts ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

BANK OBLIGATIONS-- Each Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. ING Neuberger Berman Partners and ING Neuberger Berman Regency may invest up to 35% of its total assets in obligations issued or guaranteed by U.S. or foreign banks.

LOAN PARTICIPATIONS-- ING American Century Large Company Value, ING American Century Small - Mid Cap Value, ING American Century Select, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING JPMorgan Mid Cap Value, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity and ING UBS U.S. Small Cap Growth may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. ING Davis Venture Value may invest up to 10% of the Portfolio's net assets in bank loans, including participations. ING Pioneer High Yield may invest in loan participations, subject to the Portfolios' limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of a Portfolio's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to a Portfolio other than to pay such Portfolio the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Portfolio could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolios' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of portfolios or assets by a Portfolio.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on sub-adviser research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

WHEN-ISSUED, DELAYED DELIVERY TRANSACTIONS--Each Portfolio (except ING Neuberger Berman Partners, ING Neuberger Berman Regency and ING Templeton Foreign Equity) may purchase securities on a when-issued or delayed delivery basis. When a Portfolio commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of a

Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for when-issue" or delayed delivery securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation). ING Baron Small Cap Growth will limit its investment in when issued securities to 5% of the Portfolio's total assets.

SECURITIES LENDING-- Each Portfolio may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. A Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but a Portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the Portfolios would be invested in high quality, short-term money market instruments. The Portfolios currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Portfolio represent not more than one-third of the value of its total assets.

EQUITY SECURITIES-- ING Oppenheimer Strategic Income Portfolio may invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Those equity securities include preferred stocks, rights and warrants, and securities convertible into stock. Certain equity securities may be selected because they may provide dividend income.

PREFERRED SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. ING PIMCO Total Return will limit its investment in preferred securities to 5% of the Portfolio's total assets.

CONVERTIBLE SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in convertible securities. Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, each Sub-Adviser will give primary emphasis to the attractiveness of the underlying common stock. ING Van Kampen Comstock will limit its investment in convertible securities that are below investment grade quality to 5%.

Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE ASSET-BACKED SECURITIES-- ING American Century Large Company Value, ING Columbia Small Cap Value II, ING Fundamental Research, ING Davis Venture Value, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured EquiTy, ING Lord Abbett U.S. Government Securities, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

CORPORATE REORGANIZATIONS-- ING American Century Large Company Value, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING JPMorgan Mid Cap Value, ING PIMCO Total Return,ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS-- Each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-Adviser has determined to be of comparable creditworthiness. ING Oppenheimer Strategic Income will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit however on the amount of the Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin. ING Neuberger Berman Partners and ING Neuberger Berman Regency may enter into repurchase agreements subject to a 15% limit on illiquid securities.

REVERSE REPURCHASE AGREEMENTS--ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING PIMCO Total Return, ING UBS U.S. Large Cap Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio. [Transactions in reverse repurchase agreements by ING Lord Abbett U.S. Government Securities may not exceed 20% of fund assets.]
ING Neuberger Berman Partners and ING Neuberger Berman Regency may not purchase securities if outstanding borrowings, which include any investment in reverse repurchase agreements, exceed 5% of its total assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS--ING Columbia Small Cap Value II, ING Fundamental Research, ING Goldman Sachs(R) Structured Equity, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may engage in mortgage dollar roll transactions. A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

SEGREGATED ACCOUNTS-- When a Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

FLOATING AND VARIABLE RATE INSTRUMENTS-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth and ING UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. A Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Portfolio will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, a Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

RESTRICTED SECURITIES-- Each Portfolio (except ING Goldman Sachs(R) Capital Growth and ING Lord Abbett U.S. Government Securities) may invest in restricted securities governed by Rule 144A under the Securities Act of 1933 and other restricted securities. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board of Directors (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Directors has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected. ING Pioneer High Yield has no limit with regard to investments in restricted securities as outlined above.

REAL ESTATE INVESTMENT TRUSTS ("REITS")-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth, ING Van Kampen Comstock and ING Van Kampen Equity and Income may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 (the "Code"). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

UNSEASONED COMPANIES--ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Fleming International, ING JP Morgan Mid Cap Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record. ING Fundamental Research will invest in such companies only when they have been included in the S&P 500 Index. ING Pioneer High Yield may invest in unseasoned companies without limit.

FOREIGN EQUITY SECURITIES-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may invest in foreign equity securities (and foreign currencies) as described in the Prospectus. With respect to ING Goldman Sachs(R) Structured Equity, the equity securities of foreign issuers must be traded in the United States. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Adviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. For each of ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Davis Venture Value, ING Goldman Sachs(R) Capital Growth, ING MFS Capital Opportunities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Large Cap Growth, ING
T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity, ING Van Kampen Comstock and ING Van Kampen Equity and Income, each Portfolio may invest up to 20%, 35%, 20%, 25%, 10%, 20%, 10%, 35%, 20%, 20%, 20%, 20%, 25%,
30%, 25% and 25%, respectively, in foreign securities. ING JPMorgan International, ING Oppenheimer Global and ING Templeton Foreign Equity may invest up to 100% of their respective assets in foreign equity securities.

FOREIGN DEBT SECURITIES, BRADY BONDS-- ING American Century Large Company
Value, ING American Century Select, ING American Century Small-Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING JPMorgan International, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any

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uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Portfolio's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES-- ING Columbia Small Cap Value II,
ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in principal exchange rate linked securities. Principal exchange rate linked securities ("PERLsSM") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER-- ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in performance indexed paper. Performance indexed paper ("PIPsSM") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

AMERICAN DEPOSITARY RECEIPTS-- Each Portfolio (except ING PIMCO Total Return) may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts"). ADRs arecertificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments. ING Goldman Sachs(R) Structured Equity may also invest in Global Depositary Receipts (GDRs). ING Pioneer High Yield may invest in GDRs and European Depositary Receipts (EDRs).

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS")-- Each Portfolio (except ING Baron Asset, ING Baron Small Cap Growth, ING JPMorgan Mid Cap Value, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Pioneer High Yield, ING Salomon Brothers Large Cap Growth and ING Van Kampen Comstock) may invest in PFICs. Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Portfolios are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio's assets may be invested in such securities.

INVESTMENT IN OTHER INVESTMENT COMPANIES-- Each Portfolio (except ING OpCap Balanced Value) may invest in securities of other investment companies, subject to limitations under the 1940 Act. Among other things, these limitations currently restrict the Portfolios' aggregate investments in other investment companies to no more than 10% of a Portfolio's total assets. A Portfolio's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Portfolios would continue to pay their own management fees and expenses with respect to all their investments, including the securities of other investment companies. The Portfolios may invest in the shares of other investment companies when, in the judgment of the Sub-Advisers, the potential benefits of the investment outweigh the payment of any management fees and expenses.

     EXCHANGE TRADED FUNDS ("ETFS")-- These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

     INDEX-RELATED SECURITIES ("EQUITY EQUIVALENTS") - The Portfolios are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.
     Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark
     Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100

     Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

     Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities.

     To the extent the Portfolio invests in securities of other investment companies, Portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Portfolio may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Portfolio's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

     The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Portfolio.

WARRANTS AND STOCK PURCHASE RIGHTS-- Each Portfolio (except ING Lord Abbett U.S. Government Securities) may acquire warrants. ING Oppenheimer Strategic Income Portfolio will not invest more than 5% of its total assets in rights and warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

ING Pioneer High Yield Portfolio may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

ZERO COUPON, DEFERRED INTEREST AND PIK BONDS-- Fixed income securities that ING American Century Large Company Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING Goldman Sachs(R) Structured Equity, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING OpCap Balanced Value, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). If Pioneer High Yield invests in certain pay-in-kind securities, zero-coupon securities, deferred interest securities, or, in general, in any other securities with original issue discount (or with market discount if the fund elects to include a discount in income currently), the Portfolio generally must accrue income on such investment for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. ING Lord Abbett U.S. Government Securities may invest in zero coupon bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

SHORT-TERM CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER-- Certain of the Portfolios, including ING American Century Large Company Value, ING American Century Select, ING Baron Asset, ING Columbia Small Cap Value II, ING Fundamental Research, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Oppenheimer Strategic Income, ING Pioneer High Yield, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in short-term corporate debt securities and commercial paper. ING Templeton Foreign Equity may invest in commercial paper. Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates. Commercial Paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

ING Neuberger Berman Partners and ING Neuberger Berman Regency may each invest up to 35% of its net assets in short-term corporate debt securities or commercial paper, provided that such securities or commercial paper has received the highest rating from S&P or Moody's or is deemed to be of comparable quality by Neuberger Berman.

COLLATERALIZED DEBT OBLIGATIONS-- Certain of the Portfolios, including ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S Small Cap Growth may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and

CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund's prospectus (E.G., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES-- Certain of the Portfolios, as set forth below, may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, a Portfolio may receive a capital loss on its investment if the security was purchased at a premium and a Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Portfolio.

While a Sub-Adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above. For each of ING American Century Large Company Value, ING American Century Small - Mid Cap Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Lord Abbett U.S. Government Securities, ING MFS Capital Opportunities, ING OpCap Balanced Value, ING Oppenheimer Global, ING PIMCO Total Return, ING Templeton Foreign Equity and ING Van Kampen Equity and Income, the Portfolios may invest up to 20%, 5%, 35%, 35%, 20%, [ %], 5%, 10%, 25%, 15%, 10%, 5% and
5%, respectively, in lower rated fixed-income securities. ING Oppenheimer Strategic Income Portfolio may invest, without limit, in lower rated fixed-income securities.

INITIAL PUBLIC OFFERINGS ("IPOS")

IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

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There can be no assurance that IPOs will continue to be available for the
Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SHORT SALES-- ING PIMCO Total Return may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent that the Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid in accordance with procedures established by the Board of Trustees. The Portfolio does not intend to enter into short sales if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio's total assets. This percentage any be varied by action of the Directors. The Portfolio will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

SHORT SALES AGAINST THE BOX-- Each Portfolio (except ING Baron Asset, ING Goldman Sachs(R) Structured Equity, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING OpCap Balanced Value, ING Templeton Foreign Equity and ING Van Kampen Comstock) may make short sales "against the box," i.e., when a security identical to one owned by these Portfolios is borrowed and sold short. If a Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

MORTGAGE-RELATED SECURITIES--ING American Century Large Company Value, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Goldman Sachs(R) Capital Growth, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Large Cap Growth, ING T. Rowe Price Diversified Mid Cap Growth, ING T. Rowe Price Growth Equity and ING Van Kampen Equity and Income may invest in mortgage-related securities. ING Lord Abbett U.S. Government may invest extensively in mortgage-related securities. ING Baron Asset, ING Baron Small Cap Growth and ING Fundamental Research will each limit its investment in mortgage-related securities to 5% of the Portfolio's total assets. A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

     AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Federal

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     National Mortgage Association ("Fannie Mae") and the Federal Home Loan
     Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

     FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

     FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

     The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

     FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC Certificate, timely payment of the amounts representing a holder's proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's

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     monthly payments during the early years of the mortgage loans ("buydown"
     mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

     The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

     Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Portfolios to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Portfolios. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

     Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

     The Portfolios consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Portfolio's investment policies.

     PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Portfolios limit their investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

     The Portfolios may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Portfolios will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

     Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

     Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

     ADDITIONAL RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

     FORWARD ROLLS. ING Oppenheimer Strategic Income Portfolio may enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will

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     have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

     The Portfolio will only enter into "covered" rolls. To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These transactions have risks. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells may decline below the price at which the Portfolio is obligated to repurchase securities.

     STRIPPED MORTGAGE-BACKED SECURITIES-- ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING OpCap Balanced Value, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Pioneer High Yield and ING UBS U.S. Small Cap Growth may invest in stripped mortgage-backed securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

HYBRID INSTRUMENTS-- ING American Century Large Company Value, ING American Century Select, ING American Century Small - Mid Cap Value, ING Columbia Small Cap Value II, ING Davis Venture Value, ING Fundamental Research, ING Oppenheimer Global, ING PIMCO Total Return, ING T. Rowe Price Growth Equity, ING T. Rowe Price Diversified Mid Cap Growth, ING UBS U.S. Small Cap Growth and ING Van Kampen Equity and Income may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities

                                       33
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indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the

                                       34
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Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

SWAPS, CAPS, FLOORS AND COLLARS-- Among the transactions into which ING American Century Large Company Value, ING Baron Asset, ING Baron Small Cap Growth, ING Columbia Small Cap Value II, ING Davis Venture Value, ING JPMorgan International, ING Lord Abbett U.S. Government Securities, ING Oppenheimer Global, ING Oppenheimer Strategic Income, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Templeton Foreign Equity, ING UBS U.S. Small Cap Growth and ING Van Kampen Comstock and ING Van Kampen Equity and Income may enter are interest rate, currency, total return, credit default and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio may also enter into options on swap agreements ("swap options"). A Portfolio may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. ING Oppenheimer Strategic Income Portfolio will not enter into swaps and "unfunded" credit default swaps with respect to more than 25% of its total net assets and will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps,

                                       35
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floors and collars are entered into for good faith hedging purposes, the
Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

Certain of the Portfolios may also enter into options on swap agreements ("swap options"). A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit a Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

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Certain swap agreements are exempt from most provisions of the Commodity
Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

EURODOLLAR INSTRUMENTS-- ING Columbia Small Cap Value II, ING JPMorgan International, ING MFS Capital Opportunities, ING PIMCO Total Return, ING Pioneer High Yield, ING Salomon Brothers Aggressive Growth and ING UBS U.S. Small Cap Growth may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

MUNICIPAL BONDS-- ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING PIMCO Total Return, ING Pioneer High Yield and ING UBS U.S. Small Cap Growth may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term Municipal Bonds give the investor the right to "put" or sell the

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security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Portfolio would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The Portfolio may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Portfolio also may purchase Municipal Bonds due to changes in the Sub-Adviser's evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Portfolio's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

The Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Portfolio's Municipal Bonds in the same manner.

The mortgage derivatives that ING Pioneer High Yield may invest in include interests in collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities.

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INFLATION-INDEXED BONDS-- ING Columbia Small Cap Value II, ING Oppenheimer
Strategic Income, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS-- ING Columbia Small Cap Value II, ING PIMCO Total Return and ING UBS U.S. Small Cap Growth may invest in event-linked bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or

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readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.


OPTIONS ON SECURITIES-- Each Portfolio (except ING Baron Small Cap Growth) may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. ING MFS Capital Opportunities may only sell calls on securities if such calls are "covered," as explained below. A Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such

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transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold.

A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

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By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and
(ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

OPTIONS ON STOCK INDICES-- Each Portfolio (except ING Baron Asset, ING Baron Small Cap Growth, ING Lord Abbett U.S. Government Securities and ING OpCap Balanced Value) may purchase and sell call and put options on stock indices. A Portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the Portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the

                                       42
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fixed exercise price of the option exceeds (in the case of a call) or is below
(in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its Portfolio. When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or
(b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular

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industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each Portfolio (except ING Baron Asset and ING Baron Small Cap Growth) may engage in the following types of transactions:

FUTURES CONTRACTS-- Each Portfolio may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. ING Oppenheimer Strategic Income Portfolio may buy and sell futures contracts that relate to (i) broadly-based securities indices (these are referred to as "financial futures"), (ii) commodities (these are referred to as "commodity index futures"), (iii) debt securities (these are referred to as "interest rate futures"), (iv) foreign currencies (these are referred to as "forward contracts") and (v) an individual stock ("single stock futures"). ING Goldman Sachs(R) Structured Equity may enter into futures transactions only with respect to the S&P 500 Index. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring

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

that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

OPTIONS ON FUTURES CONTRACTS-- Each Portfolio may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.

A Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A Portfolio may sell put options on futures contracts only if it also
(A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY-- Each Portfolio (except ING Baron Asset, ING JPMorgan Mid Cap Value, ING Neuberger Berman Partners and ING Neuberger Berman Regency) may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. The Portfolios may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-Adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub-Adviser believes that its value will decline relative to the dollar.

A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

OPTIONS ON FOREIGN CURRENCIES-- Each Portfolio (except ING Baron Asset and ING JPMorgan Mid Cap Value) may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

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

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The Portfolios may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES-- A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in

                                       48
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market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's holdings. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET-- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN-- Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS-- The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-Advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

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RISKS OF OPTIONS ON FUTURES CONTRACTS-- The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS-- Each Portfolio will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-Advisers may disagree with this position, each Sub-Adviser intends to limit the Portfolios' selling of over the counter options in accordance with the following procedure. Except as provided below, ING MFS Capital Opportunities intends to sell over the counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.

TEMPORARY DEFENSIVE POSITIONS-- During periods of unusual market conditions when a Sub-Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. ING Van Kampen Equity and Income also may invest in other investment companies that invest exclusively in money market instruments for temporary defensive purposes. ING JPMorgan International may, for temporary defensive purposes, engage in strategic transactions, which may include the use of derivatives.

ING T. Rowe Price Diversified Mid Cap Growth may invest up to 20% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalizations outside the range of companies in the Russell Midcap Growth Index or the S&P Mid Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods. ING Salomon Brothers Large Cap Growth may invest up to 20% of its net assets in money market instruments, repurchase agreements and/or cash in excess of that amount (up to 100% of its assets) during temporary defensive periods. ING Oppenheimer Strategic Income Portfolio may, for temporary defensive purposes, invest in debt obligations of domestic or foreign corporate issuers and certificates of deposit and bankers' acceptances of foreign banks having total assets in excess of $1billion.

PORTFOLIO TURNOVER-- Each Portfolio may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Portfolio's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Portfolio's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                            MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the direction of the Company's Board of Directors ("Board") according to the applicable laws of the State of Maryland and the Company's Articles of Incorporation. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Company's activities, review contractual arrangements with companies that provide services to each Portfolio and review each Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John
G. Turner, Roger B. Vincent and Richard A. Wedemeyer. The Executive Officers of the Company are James W. Hennessy, Stanely D. Vyner, Michael J. Roland, Joseph
M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn I. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria Anderson.

Set forth in the table below is information about each Director of the Company.


                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors

JOHN V. BOYER                   Director    November 1997 - Present   Executive Director, The      [   ]          None
7337 East Doubletree Ranch Rd.                                        Mark Twain House &
Scottsdale, Arizona 85258                                             Museum(4) (September 1989 -
Age: 52                                                               Present).

J. MICHAEL EARLEY(3)            Director    January 2005 - Present    President and Chief          [   ]          None
7337 East Doubletree Ranch Rd.                                        Executive Officer, Bankers
Scottsdale, Arizona 85258                                             Trust Company, N.A. (June
Age: 60                                                               1992 - Present).

R. BARBARA GITENSTEIN(3)        Director    January 2005 - Present    President, College of New    [   ]          None
7337 East Doubletree Ranch Rd.                                        Jersey (January 1999 -
Scottsdale, Arizona 85258                                             Present).
Age: 58

PATRICK W. KENNY                Director    March 2002 - Present      President and Chief          [   ]          Assured Guaranty
7337 East Doubletree Ranch Rd.                                        Executive Officer                           Ltd. (November
Scottsdale, Arizona 85258                                             International Insurance                     2003 - Present).
Age: 63                                                               Society (June 2001 -
                                                                      Present).

WALTER H. MAY(3)                Director    January 2005 - Present    Retired.                     [   ]          BestPrep Charity
                                                                                                                  (September 1991 -
                                                                                                                  Present).

                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
7337 East Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON(3)                  Chairman    January 2005 - Present    Private Investor (June 1997  [   ]          JDA Software
7337 East Doubletree Ranch Rd.  and                                   - Present).  Formerly,                      Group, Inc.
Scottsdale, Arizona 85258       Director                              Director and Chief                          (January 1999 -
Age: 60                                                               Executive Officer, Rainbow                  Present); Swift
                                                                      Multimedia Group, Inc.                      Transportation
                                                                      (January 1999 - December                    Co. (March 2004 -
                                                                      2001).                                      Present).

DAVID W.C. PUTNAM(3)            Director    January 2005 - Present    President and Director,      [   ]          Progressive
7337 East Doubletree Ranch Rd.                                        F.L. Putnam Securities                      Capital
Scottsdale, Arizona 85258                                             Company, Inc. (July 1978 -                  Accumulation
Age: 66                                                               Present).                                   Trust (August
                                                                                                                  1998 - Present);
                                                                                                                  Principled Equity
                                                                                                                  Market Trust
                                                                                                                  (November 1996 -
                                                                                                                  Present); Mercy
                                                                                                                  Endowment
                                                                                                                  Foundation
                                                                                                                  (September 1995 -
                                                                                                                  Present); Asian
                                                                                                                  American Bank and
                                                                                                                  Trust Company
                                                                                                                  (June 1992 -
                                                                                                                  Present); and
                                                                                                                  Notre Dame Health
                                                                                                                  Care Center (July
                                                                                                                  1991 - Present).

ROGER B. VINCENT(3)             Director    January 2005 - Present    President, Springwell        [   ]          AmeriGas Propane,
7337 East Doubletree Ranch Rd.                                        Corporation (March 1989 -                   Inc. (January
Scottsdale, Arizona 85258                                             Present).                                   1998 - present).
Age: 60

RICHARD A. WEDEMEYER(3)         Director    January 2005 - Present    Retired.  Formerly, Vice     [   ]          Touchstone
7337 East Doubletree Ranch Rd.                                        President - Finance and                     Consulting Group
Scottsdale, Arizona 85258                                             Administration, Channel                     (June 1997 -
Age: 69                                                               Corporation - importer of                   Present); and Jim
                                                                      specialty aluminum alloys                   Henson Legacy
                                                                      in semi-fabricated form                     (April 1994 -
                                                                      (June 1996 - April 2002).                   Present).
                                                                      Formerly, Trustee, First
                                                                      Choice Funds (1997 - 2001).

Directors who are "Interested Persons"

THOMAS J. MCINERNEY(3) (5) (6)  Director    January 2005 - Present    Chief Executive Officer,     [   ]          Equitable Life
7337 East Doubletree Ranch Rd.                                        ING US Financial Services                   Insurance Co.,
Scottsdale, Arizona 85258                                             (January 2005 - Present);                   Golden American
Age: 49                                                               General Manager and Chief                   Life Insurance
                                                                      Executive Officer, US                       Co., Life
                                                                      Financial Services                          Insurance Company
                                                                      (December 2003 - December                   of Georgia,
                                                                      2004); Chief Executive                      Midwestern United
                                                                      Officer, ING US Financial                   Life Insurance
                                                                      Services (September 2001 -                  Co., ReliaStar
                                                                      December 2003); and General                 Life Insurance
                                                                      Manager and Chief Executive                 Co., Security
                                                                      Officer, US Worksite                        Life of Denver,
                                                                      Financial Services                          Security
                                                                      (December 2000 - September                  Connecticut Life
                                                                      2001).                                      Insurance Co.,
                                                                                                                  Southland Life

                                                                                                     NUMBER OF
                                POSITION(S)                                                         FUNDS IN ING
                                 HELD WITH                                                          FUND COMPLEX        OTHER
                                    THE        TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     DIRECTORSHIPS
    NAME, ADDRESS AND AGE         COMPANY   LENGTH OF TIME SERVED(1)   DURING THE PAST 5 YEARS     DIRECTOR(2)(3) HELD BY DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Insurance Co.,
                                                                                                                  USG Annuity and
                                                                                                                  Life Company, and
                                                                                                                  United Life and
                                                                                                                  Annuity Insurance
                                                                                                                  Co. Inc;
                                                                                                                  Ameribest Life
                                                                                                                  Insurance Co.;
                                                                                                                  First Columbine
                                                                                                                  Life Insurance
                                                                                                                  Co.; and Metro
                                                                                                                  Atlanta Chamber
                                                                                                                  of Commerce
                                                                                                                  (January 2003 -
                                                                                                                  Present).

JOHN G. TURNER(3) (5)           Director    January 2005 - Present    Retired.  Formerly, Vice     [   ]          Hormel Foods
7337 East Doubletree Ranch Rd.                                        Chairman of ING Americas                    Corporation
Scottsdale, Arizona 85258                                             (September 2000 - January                   (March 2000 -
Age: 66                                                               2002); Chairman and Chief                   Present); Shopko
                                                                      Executive Officer of                        Stores, Inc.
                                                                      ReliaStar Financial Corp.                   (August 1999 -
                                                                      and ReliaStar Life                          Present); and
                                                                      Insurance Company (July                     Conseco, Inc.
                                                                      1993 - September 2000);                     (September 2003 -
                                                                      Director of ReliaStar Life                  Present).
                                                                      Insurance Company of New
                                                                      York (April 1975 - December
                                                                      2001); Director of Northern
                                                                      Life Insurance Company
                                                                      (March 1985 - April 2000);
                                                                      and Chairman and Trustee of
                                                                      the Northstar affiliated
                                                                      investment companies (May
                                                                      1993 - 2001).


(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Director who is not an "interested person" of the Company, as defined in the 1940 Act, ("Independent Directors"), shall retire from service as a Director at the first regularly scheduled quarterly meeting of the Board that is held after the Director reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.
(2)  As of December 31, 2005.
(3) For the purposes of this table, "ING Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust and ING Partners, Inc.

(4) Shaun Mathews, Senior Vice President of ILIAC, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Messrs. McInerney and Turner are deemed to be "interested persons," as defined in the 1940 Act, because of their affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ILIAC and the Distributor, ING Financial Advisers, LLC.
(6) Mr. McInerney is also a director of the following investment companies; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore, for the purposes of this table with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

OFFICERS

                                   POSITION(S) HELD WITH     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND AGE                 COMPANY                  TIME SERVED(1)           DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive   May 2003 - Present             President and Chief Executive
7337 East Doubletree Ranch Rd.  Officer and Chief Operating                                 Officer, ING Investments,
Scottsdale, Arizona 85258       Officer                                                     LLC(2) (December 2000 -
Age: 56                                                                                     Present).  Formerly, Senior
                                                                                            Executive Vice President and
                                                                                            Chief Operating Officer, ING
                                                                                            Investments, LLC(2) (April
                                                                                            1995 - December 2000); and
                                                                                            Executive Vice President, ING
                                                                                            Investments, LLC(2) (May 1998
                                                                                            - June 2000).

MICHAEL J. ROLAND               Executive Vice President     January 2005 - Present         Executive Vice President
7337 East Doubletree Ranch Rd.                                                              (December 2001 - Present) and
Scottsdale, Arizona 85258                                                                   Chief Compliance Officer
Age: 47                                                                                     (October 2004 - Present), ING
                                                                                            Investments, LLC(2).
                                                                                            Formerly, Chief Financial
                                                                                            Officer and Treasurer, ING
                                                                                            Investments, LLC (2)
                                                                                            (December 2001 - March 2005);
                                                                                            Senior Vice President, ING
                                                                                            Investments, LLC(2) (June
                                                                                            1998 - December 2001).

STANLEY D. VYNER                Executive Vice President     January 2005 - Present         Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(2)  (July
Scottsdale, Arizona 85258                                                                   2000 - Present) and Chief
Age: 55                                                                                     Investment Risk Officer
                                                                                            (January 2003 - Present).
                                                                                            Formerly, Chief Investment
                                                                                            Officer of the International
                                                                                            Portfolios, ING Investments,
                                                                                            LLC(2) (August 2000 - January
                                                                                            2003); and Chief Executive
                                                                                            Officer, ING Investments,
                                                                                            LLC(2) (August 1996 - August
                                                                                            2000).

JOSEPH M. O'DONNELL             Chief Compliance Officer     January 2005 - Present         Chief Compliance Officer of
7337 East Doubletree Ranch Rd.                                                              the ING Funds (November 2004
Scottsdale, Arizona 85258                                                                   - Present). Formerly, Vice
Age: 51                                                                                     President, Chief Legal
                                                                                            Counsel, Chief Compliance
                                                                                            Officer and Secretary of
                                                                                            Atlas Securities, Inc., Atlas
                                                                                            Advisers, Inc. and Atlas
                                                                                            Funds (October 2001 - October
                                                                                            2004); and Chief Operating
                                                                                            Officer and General Counsel
                                                                                            of Matthews International
                                                                                            Capital Management LLC and
                                                                                            Vice President and Secretary
                                                                                            of Matthews International
                                                                                            Funds (August 1999 - May
                                                                                            2001).

TODD MODIC                      Senior Vice President,        March 2005 - Present          Senior Vice President, ING
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                   Funds Services (3) (April
Scottsdale, Arizona 85258       Officer & Assistant                                         2005 - Present).  Formerly,
Age: 38                         Secretary                                                   Vice President ING Funds
                                                                                            Services, LLC(3) (September
                                                                                            2002 - March 2005); Director
                                                                                            of Financial Reporting, ING
                                                                                            Investments, LLC(2) (March
                                                                                            2001 - September 2002); and
                                                                                            Director of Financial
                                                                                            Reporting, Axient
                                                                                            Communications, Inc. (May
                                                                                            2000 - January 2001).

KIMBERLY A. ANDERSON            Senior Vice President        January 2005 - Present         Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(2) (October
Scottsdale, Arizona 85258                                                                   2003 - Present). Formerly,
Age:  41                                                                                    Vice President and Assistant
                                                                                            Secretary, ING Investments,
                                                                                            LLC(2) (October 2001 -
                                                                                            October 2003); and Assistant
                                                                                            Vice President, ING Funds
                                                                                            Services, LLC(3) (November
                                                                                            1999 - January 2001).

ROBERT S. NAKA                  Senior Vice President        January 2005 - Present         Senior Vice President and
7337 East Doubletree Ranch Rd.                                                              Assistant Secretary, ING
Scottsdale, Arizona 85258                                                                   Funds Services, LLC(3)
Age:  42                                                                                    (October 2001 - Present).
                                                                                            Formerly, Senior Vice
                                                                                            President, ING Funds
                                                                                            Services, LLC(3) (August 1999
                                                                                            - October 2001).

ROBYN L. ICHILOV                Vice President and Treasurer January 2005 - Present         Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (October
Scottsdale, Arizona 85258                                                                   2001 - Present) and ING
Age:  38                                                                                    Investments, LLC(2) (August
                                                                                            1997 - Present).

                                   POSITION(S) HELD WITH     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND AGE                 COMPANY                  TIME SERVED(1)           DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON               Vice President               January 2005 - Present         Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (September
Scottsdale, Arizona 85258                                                                   2004 - Present).  Formerly,
Age: 47                                                                                     Assistant Vice President, ING
                                                                                            Funds Services, LLC(3)
                                                                                            (October 2001 - September
                                                                                            2004); and Manager of Fund
                                                                                            Accounting and Fund
                                                                                            Compliance, ING Investments,
                                                                                            LLC(2) (September 1999 -
                                                                                            October 2001).

LAUREN D. BENSINGER             Vice President               January 2005 - Present         Vice President and Chief
7337 East Doubletree Ranch Rd.                                                              Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                                   Distributor, LLC(4) (July
Age:  51                                                                                    1995 - Present); and Vice
                                                                                            President, ING Investments,
                                                                                            LLC(2) (February 1996 -
                                                                                            Present). Formerly, Chief
                                                                                            Compliance Officer, ING
                                                                                            Investments, LLC(2) (October
                                                                                            2001 - October 2004).

LAURIE M. TILLINGHAST           Vice President               May 2003 - Present             Vice President, ING Life
151 Farmington Avenue                                                                       Insurance and Annuity
Hartford, Connecticut 06156                                                                 Company, (December 2000 -
Age: 53                                                                                     Present); Formerly, Vice
                                                                                            President, Aetna Retirement
                                                                                            Services, Fund Strategy and
                                                                                            Management, (December 1995 -
                                                                                            December 2000); and, Director
                                                                                            and President, ING Partners,
                                                                                            Inc. (November 1997 - May
                                                                                            2003).

MARY GASTON                     Vice President               March 2005 - Present           Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(3) (April 2005
Scottsdale, Arizona 85258                                                                   - Present). Formerly,
Age: 39                                                                                     Assistant Vice President
                                                                                            Financial Reporting, ING
                                                                                            Investments, LLC (2) (April
                                                                                            2004 - April 2005); Manager,
                                                                                            Financial Reporting, ING
                                                                                            Investments, LLC (2) (August
                                                                                            2002 - April 2004); and
                                                                                            Controller, Z Seven Fund,
                                                                                            Inc. and Ziskin Asset
                                                                                            Management, Inc. (January
                                                                                            2000 - March 2002).

SUSAN P. KINENS                 Assistant Vice President      January 2005 - Present        Assistant Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                   (December 2002 - Present);
Age: 28                                                                                     and has held various other
                                                                                            positions with ING Funds
                                                                                            Services, LLC(3) for more
                                                                                            than the last five years.

KIMBERLY K. PALMER              Assistant Vice President      January 2005 - Present        Assistant Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                   (August 2004 - Present).
Age: 48                                                                                     Formerly, Manager,
                                                                                            Registration Statements, ING
                                                                                            Funds Services, LLC(3) (May
                                                                                            2003 - August 2004);
                                                                                            Associate Partner, AMVESCAP
                                                                                            PLC (October 2000 - May
                                                                                            2003); and Director of
                                                                                            Federal Filings and Blue Sky
                                                                                            Filings, INVESCO Funds Group,
                                                                                            Inc. (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                    August 2003 - Present          Chief Counsel, ING Americas,
7337 East Doubletree Ranch Rd.                                                              U.S. Legal Services
Scottsdale, Arizona 85258                                                                   (September 2003 - Present).
Age: 42                                                                                     Formerly, Counsel, ING
                                                                                            Americas, U.S. Legal Services
                                                                                            (November 2002 - September
                                                                                            2003); and Associate General
                                                                                            Counsel of AIG American
                                                                                            General (January 1999 -
                                                                                            November 2002).

THERESA K. KELETY               Assistant Secretary          August 2003 - Present          Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                              Legal Services (April 2003 -
Scottsdale, Arizona 85258                                                                   Present). Formerly, Senior
Age: 42                                                                                     Associate with Shearman &
                                                                                            Sterling (February 2000 -
                                                                                            April 2003); and Associate
                                                                                            with Sutherland Asbill &
                                                                                            Brennan (1996 - February
                                                                                            2000).

ROBIN R. NESBITT                Assistant Secretary          August 2004 - Present          Supervisor, Board Operations,
7337 East Doubletree Ranch Rd.                                                              ING Funds Services, LLC (3)
Scottsdale, Arizona 85258                                                                   (August 2003 - Present).
Age:  32                                                                                    Formerly, Senior Legal
                                                                                            Analyst, ING Funds Services,
                                                                                            LLC (3) (August 2002 - August
                                                                                            2003); Associate,
                                                                                            PricewaterhouseCoopers
                                                                                            (January 2001 - August 2001);
                                                                                            and Paralegal, McManis,
                                                                                            Faulkner & Morgan (May 2000 -
                                                                                            December 2000).

(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Directors and two (2) Directors who are "interested persons," as defined in the 1940 Act. The following Directors serve as members of the Executive Committee:
Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

AUDIT COMMITTEE. The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Directors: Messrs. Earley, Kenny, Vincent, and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the Company's brokerage and the Adviser's compliance with changing regulation regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Directors: Messrs. May, Boyer, Patton, and Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent
Directors: Messrs. May, Kenny and Wedemeyer and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Directors and one Director who is an "interested person," as defined in the 1940 Act of the Fund: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairperson of the domestic equity funds Investment Review Committee. The Investment Review Committee for the domestic equity funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international and fixed income funds currently consists of five (5) Independent Directors and one Director who is an "interested person" as defined in the 1940 Act of the Fund:
Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the international and fixed-income funds Investment Review Committee. The Investment Review Committee for the international and fixed income funds held six (6) meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Directors: Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

CONTRACTS COMMITTEE. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Directors specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Directors. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five (5) Independent Directors: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held six
(6) meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF DIRECTORS

Each Portfolio pays each Director who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by the Fund is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the investment adviser or its affiliates, Directed Services, Inc. and ING Investments, LLC, for which the Directors serve in common as Trustees/Directors.

The following table sets forth information provided by ILIAC, the Portfolios' adviser, regarding compensation of Directors by each Portfolio (except ING Baron Asset, ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Pioneer High Yield, ING Templeton Foreign Equity and ING UBS U.S. Small Cap Growth Portfolios) and other portfolios managed by ILIAC and its affiliates for the fiscal year ended December 31, 2005. For ING Baron Asset, ING Columbia Small Cap Value II, ING Lord Abbett U.S. Government Securities, ING Neuberger Berman Partners, ING Neuberger Berman Regency, ING Pioneer High Yield, ING Templeton Foreign Equity and ING UBS U.S. Small Cap Growth, the following table sets forth information provided by ILIAC regarding estimated future compensation of Directors by those Portfolios and other portfolios managed by ILIAC and its affiliates for the fiscal year ended December 31, 2006. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from a Portfolio or any other funds managed by ILIAC or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                               COMPENSATION TABLE

The following table describes the compensation received by the Directors for the calendar year ended December 31, 2005.


                            AMERICAN
                            CENTURY                 AMERICAN
                             LARGE     AMERICAN   CENTURY SMALL                         COLUMBIA
       NAME OF PERSON,      COMPANY    CENTURY      - MID CAP     BARON   BARON SMALL   SMALL CAP   DAVIS VENTURE  FUNDAMENTAL
          POSITION           VALUE      SELECT        VALUE       ASSET   CAP GROWTH    VALUE II        VALUE       RESEARCH
    --------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty (1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                            GOLDMAN  GOLDMAN                           LORD ABBETT
                           SACHS(R)  SACHS(R)                JPMORGAN     U.S.
        NAME OF PERSON,     CAPITAL STRUCTURED   JPMORGAN     MID CAP  GOVERNMENT   MFS CAPITAL     NEUBERGER       NEUBERGER
          POSITION          GROWTH   EQUITY    INTERNATIONAL  VALUE    SECURITIES  OPPORTUNITIES  BERMAN PARTNERS BERMAN REGENCY
    ----------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                                                                                  SALOMON    SALOMON
         NAME OF             OPCAP               OPPENHEIMER PIMCO                BROTHERS   BROTHERS   T. ROWE PRICE
         PERSON,            BALANCED OPPENHEIMER  STRATEGIC  TOTAL  PIONEER HIGH AGGRESSIVE LARGE CAP  DIVERSIFIED MID T. ROWE PRICE
        POSITION             VALUE     GLOBAL      INCOME    RETURN    YIELD       GROWTH    GROWTH      CAP GROWTH    GROWTH EQUITY
    --------------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E.
    Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director

                                                                               PENSION OR
                                                                               RETIREMENT                   TOTAL COMPENSATION
                                                                                BENEFITS       ESTIMATED     FROM REGISTRANT
                          TEMPLETON  UBS U.S.  UBS U.S.            VAN KAMPEN ACCRUED AS PART   ANNUAL          AND FUND
      NAME OF PERSON,     FOREIGN   LARGE CAP SMALL CAP VAN KAMPEN EQUITY AND    OF FUND      BENEFITS UPON  COMPLEX PAID TO
         POSITION          EQUITY    EQUITY    GROWTH    COMSTOCK    INCOME      EXPENSES     RETIREMENT(3)  DIRECTORS(4)(5)
    ---------------------------------------------------------------------------------------------------------------------------
    John V. Boyer
    Director
    Paul S. Doherty(1)
    Director
    Patrick W. Kenny
    Director
    Walter H. May
    Director
    Thomas J. McInerney(2)
    Director
    Jock Patton
    Director
    David W.C. Putnam
    Director
    Blaine E. Rieke (1)
    Director
    John G. Turner(2)
    Director
    Richard A. Wedemeyer
    Director
    Barbara Gitenstein
    Director
    J. Michael Earley
    Director
    Roger Vincent
    Director


     (1)  Retired as a Director on December 31, 2004.
     (2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of ILIAC, the investment adviser and the Distributor, ING Financial Advisers, LLC. Officers and Directors who are interested persons do not receive any compensation from the Portfolios.
     (3) The Board has adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by the Company at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service.
     (4) Represents compensation from 177 funds (total in complex as of December 31, 2005).

     (5) Director compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

OWNERSHIP OF PORTFOLIO SHARES

Set forth in the table below is information regarding each Director's ownership of equity securities of a Portfolio of the Company and the aggregate holdings of shares of equity securities of all Portfolios of the Fund for the calendar year ended December 31, 2005.


                                                                  AGGREGATE DOLLAR RANGE OF
                                 DOLLAR RANGE OF EQUITY            EQUITY SECURITIES IN ALL
                                   SECURITIES IN EACH    REGISTERED INVESTMENT COMPANIES OVERSEEN BY
          NAME OF DIRECTOR        PORTFOLIO OF THE FUND   DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
John V. Boyer
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny
Walter H. May
Jock Patton
David W. C. Putnam
Roger B. Vincent
Richard A. Wedemeyer
DIRECTORS WHO ARE "INTERESTED
PERSONS"
Thomas J. McInerney
John G. Turner

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Company's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.


                             NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF DIRECTOR          TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
--------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                      N/A               N/A                N/A               $  0              N/A
J. MICHAEL EARLEY                  N/A               N/A                N/A               $  0              N/A
R. BARBARA GITENSTEIN              N/A               N/A                N/A               $  0              N/A
PATRICK W. KENNY                   N/A               N/A                N/A               $  0              N/A
WALTER H. MAY                      N/A               N/A                N/A               $  0              N/A
JOCK PATTON                        N/A               N/A                N/A               $  0              N/A
DAVID W. C. PUTNAM                 N/A               N/A                N/A               $  0              N/A
ROGER B. VINCENT                   N/A               N/A                N/A               $  0              N/A
RICHARD A. WEDEMEYER               N/A               N/A                N/A               $  0              N/A

                                 CODE OF ETHICS

The Board of the Portfolios, ILIAC (as Adviser) and the Distributor (as principal underwriter) have adopted a Code of Ethics or written supervisory procedures in accordance with Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             PROXY VOTING PROCEDURES

The Board has adopted procedures to govern the voting of proxies relating to the Company's portfolio securities. The procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, policies and guidelines for voting on a variety of issues to be used with respect to the Company. An independent proxy voting service has been retained to assist in the voting of Company proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Committee to oversee the implementation of the Company's proxy voting procedures. A copy of the proxy voting procedures of the Company, including those of the Adviser, is attached hereto as Appendix B. Information regarding how the Company votes proxies relating to portfolio securities for the one year period ending June 30th will be made available no later than August 31, of each year, through the Company's website at www.ingfunds.com or by accessing the SEC's website at http://www.sec.gov.

               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and makes it available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G., a Portfolio will post the quarter-ending June 30 holdings on August 1).

Each Portfolio also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month. Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view on ING's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, a Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio's disclosure of its portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing Portfolio regulatory filings;
     -  For the purpose of due diligence regarding a merger or acquisition;
     - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the

        Portfolio than is posted on the Portfolios' website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Fund's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' investment adviser, sub-adviser, principal underwriter or any affiliated person of a Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Fund's Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the investment adviser, sub-adviser, principal underwriter and their affiliates. The Fund's Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Fund's Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                            TIME LAG BETWEEN DATE OF
                                                                              INFORMATION AND DATE
PARTY                             PURPOSE                  FREQUENCY         INFORMATION RELEASED
----------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting & Class       Daily               None
Services, Inc.               Action Services

Charles River Development    Compliance                 Daily               None

All of the arrangements in the table above are subject to the Policies adopted by the Fund's Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Fund's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the

Portfolios, the investment adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolios maybe offered to by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. ING Life Insurance and Annuity Company, Reliastar Life Insurance and Annuity Company, Reliastar Life Insurance and Annuity Company of New York, ING USA Annuity and Life Insurance Company, ING Lifestyle Growth Portfolio and ING Partners, Inc. Seed Shares, may be deemed a control person of the Fund in that certain of their separate accounts hold more than 25% of the shares of each Portfolio of the Fund. Similarly, ING National Trust may be deemed a control person in that it holds more than 25% of the shares of certain Portfolios of the Fund as custodian for certain qualified retirement plans.

As of March 15, 2006, the following owned of record or, to the knowledge of the Fund, beneficially owned more than 5% or more of the outstanding shares of:


PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING AMERICAN
CENTURY LARGE
COMPANY VALUE
     Initial
     Service
     Adviser

ING AMERICAN
CENTURY SELECT
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING AMERICAN
CENTURY LARGE
COMPANY VALUE
     Initial
     Service
     Adviser

ING AMERICAN
CENTURY SELECT
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING AMERICAN
CENTURY SMALL -
MID CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING AMERICAN
CENTURY SMALL -
MID CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING BARON ASSET
     Initial
     Service
     Adviser

ING BARON SMALL
CAP GROWTH
     Initial
     Service
     Adviser

ING COLUMBIA SMALL
CAP VALUE II
     Initial
     Service
     Adviser

ING DAVIS VENTURE
VALUE
     Initial
     Service
     Adviser

ING FUNDAMENTAL
RESEARCH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
CAPITAL

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING BARON ASSET
     Initial
     Service
     Adviser

ING BARON SMALL
CAP GROWTH
     Initial
     Service
     Adviser

ING COLUMBIA SMALL
CAP VALUE II
     Initial
     Service
     Adviser

ING DAVIS VENTURE
VALUE
     Initial
     Service
     Adviser

ING FUNDAMENTAL
RESEARCH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
CAPITAL

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
GROWTH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
STRUCTURED EQUITY
     Initial
     Service
     Adviser

ING JPMORGAN
INTERNATIONAL
     Initial
     Service
     Adviser

ING JPMORGAN MID
CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
GROWTH
     Initial
     Service
     Adviser

ING GOLDMAN SACHS(R)
STRUCTURED EQUITY
     Initial
     Service
     Adviser

ING JPMORGAN
INTERNATIONAL
     Initial
     Service
     Adviser

ING JPMORGAN MID
CAP VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING LORD ABBETT
U.S. GOVERNMENT
SECURITIES
     Initial
     Service
     Adviser

ING MFS CAPITAL
OPP.
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN PARTNERS
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN REGENCY
     Initial
     Service
     Adviser

ING OPCAP BALANCED
VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING LORD ABBETT
U.S. GOVERNMENT
SECURITIES
     Initial
     Service
     Adviser

ING MFS CAPITAL
OPP.
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN PARTNERS
     Initial
     Service
     Adviser

ING NEUBERGER
BERMAN REGENCY
     Initial
     Service
     Adviser

ING OPCAP BALANCED
VALUE
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER
GLOBAL
     Initial
     Service
     Adviser

ING OPPENHEIMER
STRATEGIC INCOME
     Initial
     Service
     Adviser

ING PIMCO TOTAL
RETURN
     Initial
     Service
     Adviser

ING PIONEER HIGH
YIELD
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS
AGGRESSIVE GROWTH
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS LARGE CAP
GROWTH

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
ING OPPENHEIMER
GLOBAL
     Initial
     Service
     Adviser

ING OPPENHEIMER
STRATEGIC INCOME
     Initial
     Service
     Adviser

ING PIMCO TOTAL
RETURN
     Initial
     Service
     Adviser

ING PIONEER HIGH
YIELD
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS
AGGRESSIVE GROWTH
     Initial
     Service
     Adviser

ING SALOMON
BROTHERS LARGE CAP
GROWTH

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
     Initial
     Service
     Adviser

ING T. ROWE PRICE
DIVERSIFIED MID
CAP GROWTH
     Initial
     Service
     Adviser

ING T. ROWE PRICE
GROWTH EQUITY
     Initial
     Service
     Adviser

ING TEMPLETON
FOREIGN EQUITY
     Initial
     Service
     Adviser

ING UBS LARGE CAP
EQUITY
     Initial
     Service
     Adviser

ING UBS U.S. SMALL
CAP GROWTH
     Initial

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
     Initial
     Service
     Adviser

ING T. ROWE PRICE
DIVERSIFIED MID
CAP GROWTH
     Initial
     Service
     Adviser

ING T. ROWE PRICE
GROWTH EQUITY
     Initial
     Service
     Adviser

ING TEMPLETON
FOREIGN EQUITY
     Initial
     Service
     Adviser

ING UBS LARGE CAP
EQUITY
     Initial
     Service
     Adviser

ING UBS U.S. SMALL
CAP GROWTH
     Initial

PORTFOLIO
CLASS OF
SHARES                                                 OWNER NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------
                                                                                                   ING USA
                                                                                                   ANNUITY
                                                                         RELIASTAR                AND LIFE
                     SECURITY                              RELIASTAR       LIFE       ING LIFE    INSURANCE      ING
                       LIFE       RELIASTAR       ING         LIFE       INSURANCE   INSURANCE     COMPANY     NATIONAL
                     INSURANCE    LIFE INS     PARTNERS,   INSURANCE      COMPANY    & ANNUITY      1475        TRUST,
                     OF DENVER   CO. OF NEW    INC. SEED    COMPANY,      OF NEW      COMPANY     DUNWOODY       151
                     RTE 5106     YORK 151    SHARES 151      151        YORK, 151      151          DR       FARMINGTON
                     PO BOX 20   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON   FARMINGTON     WEST        AVENUE
                      MINNEAP      AVENUE,      AVENUE,     AVENUE,       AVENUE,     AVENUE,      CHESTER      TN41,
                      OLIS MN     HARTFORD,    HARTFORD,   HARTFORD,     HARTFORD,   HARTFORD,    PA 19380-   HARTFORD,
                    55440-0020    CT 06156     CT 06156     CT 06156     CT 06156     CT 06156      1478       CT 06156
------------------------------------------------------------------------------------------------------------------------
     Service
     Adviser

ING VAN KAMPEN
COMSTOCK
     Initial
     Service
     Adviser

ING VAN KAMPEN
EQUITY AND INCOME
     Initial
     Service
     Adviser

PORTFOLIO
CLASS OF
SHARES                                OWNER NAME AND ADDRESS
----------------------------------------------------------------------------------
                                                        ING
                    ING LIFESTYLE                    LIFESTYLE
                      AGGRESSIVE    ING LIFESTYLE     MODERATE      ING LIFESTYLE
                        GROWTH         GROWTH         GROWTH          MODERATE
                      PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO 7337
                      7337 EAST       7337 EAST       7337 EAST         EAST
                      DOUBLETREE     DOUBLETREE      DOUBLETREE      DOUBLETREE
                      RANCH RD.       RANCH RD.       RANCH RD.       RANCH RD.
                     SCOTTSDALE,     SCOTTSDALE,     SCOTTSDALE,   SCOTTSDALE, AZ
                       AZ 85258       AZ 85258        AZ 85258          85258
----------------------------------------------------------------------------------
     Service
     Adviser

ING VAN KAMPEN
COMSTOCK
     Initial
     Service
     Adviser

ING VAN KAMPEN
EQUITY AND INCOME
     Initial
     Service
     Adviser

The Fund has no knowledge of any other owners of record of 5% or more than the outstanding shares of a Portfolio. Shareholders owning more than 25% or more of the outstanding shares of a Portfolio may take actions without the approval of other investors in the Fund. See "Voting Rights" below.

The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). The Adviser's principal office and offices of its affiliated companies referred to herein are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of any Portfolio of the Fund as of March 15, 2006.

                                     ADVISER

ILIAC serves as the adviser to the Portfolios pursuant to an investment advisory agreement ("Investment Advisory Agreement") between ILIAC and the Company. ILIAC's principal address is 151 Farmington Avenue, Hartford, CT 06156. ILIAC is a Connecticut Corporation that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ILIAC is registered with the SEC as an investment adviser.

Under the Investment Advisory Agreement and subject to the authority of the Board, ILIAC has the overall responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more Sub-Advisers; (ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Sub-Adviser for the Portfolios and the Sub-Advisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Portfolio assets among the Sub-Advisers; (vi) review all data and financial reports prepared by each Sub-Adviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with each Sub-Adviser to share information it obtains with each Sub-Adviser concerning the effect of developments and data on the investment program maintained by the Sub-Adviser; (viii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (ix) take other actions that appear to ILIAC and the Board to be necessary.

The Investment Advisory Agreement provides that ILIAC shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of ILIAC or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors,
(ii) a majority vote of the outstanding voting securities of that Portfolio, or
(iii) ILIAC. The Investment Advisory Agreement terminates automatically in the event of assignment.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

In considering the Investment Advisory Agreement and each Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. For information regarding the basis for the Board's approval of the investment advisory and sub-advisory contracts for each Portfolio except ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth, please refer to the annual shareholder report dated December 31, 2005.

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to approving ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth's current Investment Management Agreement and each Sub-Advisory Agreement.

[15c info to come for Columbia and UBS]

ADVISORY FEES

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays ILIAC, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:

PORTFOLIO                                              ANNUAL ADVISORY FEE
------------------------------------------------------------------------------------------------------------------------
ING American Century Large Company Value               0.80% of  the Portfolio's average daily net assets
ING American Century Select (1)                        0.64% of the Portfolio's  average daily net assets
ING American Century Small - Mid Cap Value             1.00% of the Portfolio's  average daily net assets
ING Baron Asset                                        0.95% of the Portfolio's  average daily net assets
ING Baron Small Cap Growth                             0.85% of the Portfolio's  average daily net assets
ING Columbia Small Cap Value II                        [0.75% of the Portfolio's  average daily net assets]
ING Davis Venture Value                                0.80% of the Portfolio's  average daily net assets
ING Fundamental Research                               0.60% of the Portfolio's  average daily net assets
ING Goldman Sachs(R)Capital Growth                     [0.80% of the Portfolio's  average daily net assets]
ING Goldman Sachs(R)Structured Equity                  0.70% of the Portfolio's  average daily net assets
ING JPMorgan International                             0.80% of the Portfolio's  average daily net assets
ING JPMorgan Mid Cap Value                             0.75% of the Portfolio's  average daily net assets
ING Lord Abbett U.S. Government Securities             0.47% on the first $250 million the Portfolio's average daily net assets; and
                                                       0.45% of the  Portfolio's  average  daily net assets in excess of  $250 million
ING MFS Capital Opportunities                          0.65% of the Portfolio's average daily net assets
ING Neuberger Berman Partners                          0.60% of the Portfolio's average daily net assets
ING Neuberger Berman Regency                           0.75% of the Portfolio's average daily net assets
ING OpCap Balanced Value                               0.80% of the Portfolio's average daily net assets
ING Oppenheimer Global                                 0.60% of the Portfolio's average daily net assets
ING Oppenheimer Strategic Income                       0.50% of the first  $6.5  billion of the  Portfolio's  average daily net assets;
                                                       0.475% of the next $5 billion of the Portfolio's average daily net assets;
                                                       0.45% of the next $5 billion of the Portfolio's average daily net assets; and
                                                       0.43% of the Portfolio's average daily net assets in excess of
                                                       $7.5 billion.
ING PIMCO Total Return                                 0.50% of the Portfolio's average daily net assets
ING Pioneer High Yield                                 0.60% on the first $5 billion of the Portfolio's average
                                                       daily net assets;
                                                       0.50% on the next $2 billion of the Portfolio's average daily net assets;
                                                       0.40% on the next $2 billion of the Portfolio's average daily net assets; and
                                                       0.30% of the Portfolio's average daily net assets in
                                                       excess of $9 billion
ING Salomon Brothers Aggressive Growth                 0.70% on the first  $500  million of the  Portfolio's  average daily net assets; and
                                                       0.65% of the  Portfolio's  average  daily net assets in excess of $500 million
ING Salomon Brothers Large Cap Growth(1)               0.64% of  the Portfolio's average daily net assets
ING T. Rowe Price Diversified Mid Cap Growth(1)        0.64% of the Portfolio's average daily net assets
ING T. Rowe Price Growth Equity                        0.60% of the Portfolio's average daily net assets
ING Templeton Foreign Equity                           0.80% on the first $500 million of the Portfolio's average daily net assets; and
                                                       0.75% of the Portfolio's average daily net assets in excess of $500 million
ING UBS U.S. Large Cap Equity                          0.70% of the first $500  million of average  daily net assets;
                                                       and
                                                       0.65% of the  Portfolio's  average  daily net assets in excess of $500 million
ING UBS U.S. Small Cap Growth                          0.90% of the Portfolio's average daily net assets

ING Van Kampen Comstock                                0.60% of  the Portfolio's average daily net assets
ING Van Kampen Equity and Income(1)                    0.55% of  the Portfolio's average daily net assets


TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Portfolios paid to ILIAC for the fiscal years ended December 31, 2005, 2004, and 2003:


PORTFOLIO                                                 2005                2004               2003
---------------------------------------------------------------------------------------------------------
ING American Century Large Company Value                                 $     600,989      $     471,319
ING American Century Select                                              $     466,751      $     396,225
ING American Century Small - Mid Cap Value                               $     446,097      $     131,387
ING Baron Asset                                            N/A*                    N/A*               N/A*
ING Baron Small Cap Growth                                               $     829,684      $     274,377
ING Columbia Small Cap Value II                            N/A*                    N/A*               N/A*
ING Davis Venture Value (1)                                              $     586,884      $     405,803
ING Fundamental Research                                                 $     269,770      $     221,833
ING Goldman Sachs(R)Capital Growth                                       $     784,733      $     742,100
ING Goldman Sachs(R)Structured Equity                                    $     701,464      $     415,240
ING JPMorgan International                                               $   3,309,152      $   2,330,100
ING JPMorgan Mid Cap Value                                               $     493,709      $     112,921
ING Lord Abbett U.S. Government Securities                 N/A*                    N/A*               N/A*
ING MFS Capital Opportunities                                            $   1,546,319      $   1,460,713
ING Neuberger Berman Partners                              N/A*                    N/A*               N/A*
ING Neuberger Berman Regency                               N/A*                    N/A*               N/A*
ING OpCap Balanced Value                                                 $   1,260,349      $     948,421
ING Oppenheimer Global                                                   $     512,015      $      68,322
ING Oppenheimer Strategic Income                                         $      60,390                N/A*
ING PIMCO Total Return                                                   $     694,763      $     372,892
ING Pioneer High Yield                                     N/A*                    N/A*               N/A*
ING Salomon Brothers Aggressive Growth                                   $   4,950,076      $   3,698,056
ING Salomon Brothers Large Cap Growth                                    $     291,651      $     191,249
ING T. Rowe Price Diversified Mid Cap Growth                             $   1,493,794      $   1,010,653
ING T. Rowe Price Growth Equity                                          $   5,140,231      $   3,358,923
ING Templeton Foreign Equity                               N/A*                    N/A*               N/A*
ING UBS U.S. Large Cap Equity                                            $   1,823,652      $   1,752,445
ING UBS U.S. Small Cap Growth                              N/A*                    N/A*               N/A*
ING Van Kampen Comstock                                                  $   1,543,833      $     575,599
ING Van Kampen Equity and Income                                         $     401,197      $     155,375

*The Portfolios had not commenced investment operations during the above periods.

(1)  Prior to October 31, 2005, SaBAM sub-advised the Portfolio.

                                  SUB-ADVISERS

ILIAC has engaged the services of certain sub-advisers to provide Sub-Advisory services to the Portfolios. ILIAC and each Sub-Adviser have entered into Sub-Advisory Agreements which were approved by the Directors.

Each Sub-Advisory Agreement remains in effect for an initial two-year period and from year-to-year therefore if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, ILIAC or any Sub-Adviser, in person, at a meeting called for that purpose. Each Sub-Advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) ILIAC, or (iv) the relevant Sub-Adviser. Each Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with ILIAC. Under each Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the relevant Portfolio. Each Sub-Advisory Agreement also directs the Sub-Adviser to
(a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment sub-advisory responsibilities. Each Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

The Fund and the Adviser have received an exemptive order from the SEC that permits the Adviser, with the approval of the Board of Directors of the Fund, to replace a Sub-Adviser for a Portfolio, as well as change the terms of a sub-advisory agreement, without submitting the investment sub-advisory agreement to a vote of the Portfolio's shareholders. The Fund will notify shareholders in the event of any change in the identity of the Sub-Adviser of a Portfolio and will change the name of the Portfolio when applicable.

The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, ILIAC will consult with and assist each Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by such Sub-Adviser to the Fund's Board of Directors. For services rendered, the Adviser pays each Sub-Adviser a monthly fee as follows.

SUB-ADVISORY FEES


ING American Century Large Company Value                     0.40%  on  the  first  $500  million  of  the  Portfolio's average daily net assets;
                                                             0.35% on the next $500 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of  $1 billion(1)

ING American Century Select                                  0.40%  on  the  first  $500  million  of  the  Portfolio's average daily net assets;
                                                             0.35% on the next $500 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of $1 billion(1)

ING American Century Small - Mid Cap Value                   [0.65% on first $50  million  of the  Portfolio's  average daily net assets;
                                                             0.60%  on next  $50  million  of the  Portfolio's  average daily net assets;
                                                             0.55% on next  $100  million  of the  Portfolio's  average daily net assets;
                                                             0.50%  on next  $50  million  of the  Portfolio's  average daily net assets;
                                                             0.45% on next  $100  million  of the  Portfolio's  average daily net assets;
                                                             0.40% on assets thereafter]

ING Baron Asset                                              0.60% on all assets of the  Portfolio's  average daily net assets

ING Baron Small Cap Growth                                   0.60% on all assets of the  Portfolio's  average daily net assets

ING Columbia Small Cap Value II                              [0.60% on first $500 million of the Portfolio's average
                                                             daily net assets
                                                             0.55% on assets thereafter]

ING Davis Venture Value                                      0.43% on first  $150  million of the  Portfolio's  average daily net assets;
                                                             0.40% on next  $350  million  of the  Portfolio's  average daily net assets; and
                                                             0.35% on assets thereafter

ING Fundamental Research                                     0.27% on all assets of the  Portfolio's  average daily net assets

ING Goldman Sachs(R)Capital Growth                           0.40%  on the  first  $350  million  of  the  Portfolio's
                                                             average daily net assets; and
                                                             0.35% thereafter

ING Goldman Sachs(R)Structured Equity                        0.35%  on  the  first  $150  million  of  the  Portfolio's average daily net assets; and
                                                             .30% thereafter

ING JPMorgan International                                   0.60% on the first $100 million of the Portfolio's
                                                             average daily net assets;
                                                             0.40% on the next $200 million of the Portfolio's average
                                                             daily net assets;
                                                             0.35% on the next $200 million of the Portfolio's  average daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of  $500 million

ING JPMorgan Mid Cap Value                                   0.55% on the first $50 million of the Portfolio's  average daily net assets;
                                                             0.50% on the next $50 million of the  Portfolio's  average daily net assets; and
                                                             0.45% of the  Portfolio's  average  daily  net  assets  in excess of  $100 million

ING Lord Abbett U.S. Government Securities                   0.25% on first $50 million of the Portfolio's average
                                                             daily net assets;
                                                             0.225 on next $50 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.20% above $100 million of the Portfolio's average daily
                                                             net assets in excess of

ING MFS Capital Opportunities                                0.35% on the first $500 million of aggregate average
                                                             daily net assets under management;
                                                             0.30% on the next $1 billion of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the Portfolio's average daily net assets in
                                                             excess of  $1.5 billion(2)

ING Neuberger Berman Partners                                0.35% on first $1 billion of the Portfolio's average
                                                             daily net assets;
                                                             0.30% on next $500 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the Portfolio's average daily net assets in
                                                             excess of  $1.5 billion

ING Neuberger Berman Regency                                 0.45% on first $250 million of the Portfolio's average
                                                             daily net assets;
                                                             0.40% on next $750 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.35% of the Portfolio's average daily net assets in
                                                             excess of $1billion

ING OpCap Balanced Value                                     0.40% on the first $100 million of the Portfolio's
                                                             average daily net assets; and
                                                             0.30% thereafter

ING Oppenheimer Global                                       0.23% of the Portfolio's average daily net assets (3)

ING Oppenheimer Strategic Income                             0.23% of the Portfolio's average daily net assets (3)

ING PIMCO Total Return                                       0.25% of the Portfolio's average daily net assets

ING Pioneer High Yield                                       0.35% on first $250 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.30% of the Portfolio's average daily net assets in
                                                             excess of $250 million

ING Salomon Brothers Aggressive Growth                       0.35% on assets below $500 million of the Portfolio's
                                                             average daily net assets;
                                                             0.30% from $500 million to $2 billion in assets of the
                                                             Portfolio's average daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $2 billion(4)

ING Salomon Brothers Large Cap Growth                        0.35% on assets below $500 million of the Portfolio's
                                                             average daily net assets;
                                                             0.30% from $500 million to $2 billion of the Portfolio's
                                                             average daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $2 billion(4)

ING T. Rowe Price Diversified Mid Cap Growth                 0.50% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.45% on the next $500 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.40% thereafter(5)

ING T. Rowe Price Growth Equity                              0.40% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.375% on the next $250 million of the Portfolio's
                                                             average daily net assets; and
                                                             0.35% of the  Portfolio's  average  daily  net  assets  in excess of $500 million(5)

ING Templeton Foreign Equity                                 0.625% on first $50 million of the Portfolio's average
                                                             daily net assets;
                                                             0.465% on next $150 million of the Portfolio's average
                                                             daily net assets;
                                                             0.375% above $300 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.35% of the Portfolio's average daily net assets in
                                                             excess of $500 million(6)

ING UBS U.S. Large Cap Equity                                0.30% on the first $100 million of the Portfolio's
                                                             average daily net assets;
                                                             0.27% on the next $100 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.25% of the  Portfolio's  average  daily  net  assets  in excess of $200 million

ING UBS U.S. Small Cap Growth                                0.60% on first $150 million of the Portfolio's average
                                                             daily net assets;
                                                             0.55% on next $150 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.50% of the Portfolio's average daily net assets in
                                                             excess of $300 million

ING Van Kampen Comstock                                      0.35% on the first $2 billion of the Portfolio's average
                                                             daily net assets;
                                                             0.32% on the next $1 billion of the Portfolio's average
                                                             daily net assets; and
                                                             0.30% of the  Portfolio's  average  daily  net  assets  in excess of $3 billion(7)

ING Van Kampen Equity and Income                             0.30% on the first $250 million of the Portfolio's
                                                             average daily net assets;
                                                             0.25% on the next $300 million of the Portfolio's average
                                                             daily net assets; and
                                                             0.20% of the  Portfolio's  average  daily  net  assets  in excess of $550 million

(1) Based on aggregate assets of ING American Century Large Company Value and ING American Century Select. The fee on the first $500 million will be reduced to 0.35% if cumulative U.S. large cap assets (includes ING American Century Large Company Value and ING American Century Select) under management sub-advised by American Century exceed $650 million.

(2) For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.
(3) If the combined aggregate asset levels fail to exceed $1 billion for all combined Portfolios sub-advised by Oppenheimer, such fees will revert to 0.30% on all assets.
(4) Based on aggregate assets of ING Salomon Brothers Aggressive Growth and ING Salomon Brothers Large Cap Growth.
(5)  The Portfolio will be combined with three other portfolios sub-advised by
     T. Rowe Price in ING Partners, Inc. and ING Investors Trust in calculating the discount offered by T. Rowe Price as a group fee waiver. For aggregate assets between $750 million and $1.5 billion there will be a 5% discount, for aggregate assets between $1.5 billion and $3.0 billion there will be a 7.5% discount and for aggregate assets greater than $3.0 billion, there will be a 10% discount.
(6) Based on the aggregated assets of ING Templeton Foreign Equity and ING Templeton Global Growth Portfolio, a series of ING Investors Trust.
(7) Based on the aggregated assets of ING Van Kampen Comstock and ING Van Kampen Equity Growth Portfolio, a series of ING Investors Trust.

TOTAL SUB-ADVISORY FEES PAID

The following chart sets forth the total amounts ILIAC paid to each Sub-Adviser for the fiscal years ended December 31, 2005, 2004, and 2003:


                SUB-ADVISER NAME                      2005              2004          2003
-----------------------------------------------------------------------------------------------
American Century                                                   $   393,321    $      96,785
BAMCO                                                              $   585,660    $     193,678
CMA                                                       *                   *                *
Davis                                                                         *                *
DSI(1)                                                             $    10,710    $     110,916
Fred Alger Management, Inc.(2)                                     $   725,326    $     704,877
Goldman Sachs                                                      $   766,179    $     600,496
ING IM(3)                                                          $   111,500                 *
JPMIM                                                              $   352,221    $      82,809
JP Morgan                                                          $ 1,794,491    $   1,362,424
Lord Abbett                                                                   *                *
MFS(4)                                                             $   959,850    $   1,387,844
Neuberger Berman                                                              *                *
OpCap                                                              $   572,631    $     455,658
PIMCO                                                              $   347,381    $     186,447
Pioneer                                                                       *                *
SaBAM(5)                                                           $ 2,998,892    $   2,280,964
T. Rowe                                                            $ 3,311,256    $   2,109,528
Templeton                                                                     *                *
UBS Global AM(6)                                                   $   524,835                 *
UBS Global US(7)                                                   $    36,504    $      86,317
Van Kampen MSIM                                                    $  116,6158    $     402,617

* The Portfolios had not commenced investment operations during the above periods.

(1) DSI sub-advised ING Fundamental Research through January 23, 2004. DSI was replaced by ING IM.
(2) Fred Alger Management, Inc. sub-advised ING Alger Aggressive Growth, ING Alger Capital Appreciation and ING Alger Growth through November 7, 2004.
(3) ING IM began sub-advising ING Fundamental Research beginning January 23, 2004. (4)MFS sub-advised ING MFS Global Growth through November 7, 2004.
(5) SaBAM sub-advised ING Salomon Brothers Investors Value through November 7, 2004. SaBAM sub-advised ING Davis Venture Value through October 31, 2005.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, as well as SaBAM, are not affiliated with Citigroup.

(6) UBS Global AM serves as sub-adviser to the ING UBS U.S. Large Cap Equity, formerly known as the ING MFS Research Equity, which was managed by MFS until April 30, 2004.
(7) UBS Global Asset Management (US) Inc. sub-advised ING UBS U.S. Allocation through November 7, 2004.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Mark Mallon

Charles A. Ritter

Brendan Healy

* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Large Company Value Portfolio.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio maanger as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                                                DOLLAR RANGE OF
PORTFOLIO MANAGER                               PORTFOLIO SHARES OWNED
-----------------                               ----------------------
Mark Mallon
Charles A. Ritter
Brendan Healy

ING AMERICAN CENTURY SELECT PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.


                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
John R. Sykora

Keith Lee

* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Select Portfolio.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                                        DOLLAR RANGE OF
PORTFOLIO MANAGER                   PORTFOLIO SHARES OWNED
-----------------                   ----------------------
John R. Sykora
Keith Lee


ING AMERICAN CENTURY SMALL - MID CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.


                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                        OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF                        NUMBER OF     TOTAL       NUMBER OF
MANAGER                ACCOUNTS      TOTAL ASSETS       ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Benjamin Z. Giele

Kevin Laub

Phillip N. Davidson

Scott A. Moore

Michael Liss

* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY - Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS - A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the ING American Century Small - Mid Cap Value Portfolio.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS - Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS - Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                                        DOLLAR RANGE OF
PORTFOLIO MANAGER                    PORTFOLIO SHARES OWNED
----------------                     ----------------------
Benjamin Z. Giele
Kevin Laub
Phillip N. Davidson
Scott A. Moore
Michael Liss


ING BARON ASSET PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                COMPANIES                        VEHICLES                          OTHER ACCOUNTS
                ----------------------------------------------------------------------------------------
                                                                                            TOTAL ASSETS
  PORTFOLIO      NUMBER OF     TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF     (IN
  MANAGER        ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   MILLIONS)(1)
--------------------------------------------------------------------------------------------------------
Ronald Baron

Andrew Peck


[(1) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although on account ($45 million) is a fund of funds.]

POTENTIAL CONFLICTS OF INTEREST

BAMCO believes that it has polices and procedures in place that address ING Baron Small Cap Growth's potential conflicts of interest. Such policy and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to brokers-dealers), disclosure of confidential information, and employee trading.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Mr. Baron's compensation is fixed, based on a three-year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                                FUND SHARES OWNED
-----------------                                -----------------
Ronald Baron
Andrew Peck

ING BARON SMALL CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                          OTHER ACCOUNTS
                 ----------------------------------------------------------------------------------------
                                                                                             TOTAL ASSETS
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF     (IN
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   MILLIONS)(1)
---------------------------------------------------------------------------------------------------------
Ronald Baron


[(1) For 2 of the accounts with total assets of $58 million, the advisory fee is based on performance, although on account ($45 million) is a fund of funds.]

POTENTIAL CONFLICTS OF INTEREST

BAMCO believes that it has polices and procedures in place that address ING Baron Small Cap Growth's potential conflicts of interest. Such policy and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to brokers-dealers), disclosure of confidential information, and employee trading.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Mr. Baron's compensation is fixed, based on a three-year contract that expires February 28, 2006. His compensation includes a fixed base salary and a fixed bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the Firm's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2004, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.

                                                      DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Ronald Baron


ING COLUMBIA SMALL CAP VALUE II  PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 --------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF   TOTAL ASSETS
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)(1)
-------------------------------------------------------------------------------------------------------------
Jarl Ginsberg

Christian
Stadlinger


POTENTIAL CONFLICTS OF INTEREST

[INFO TO COME]

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

[INFO TO COME]

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                                FUND SHARES OWNED
-----------------                                -----------------
Jarl Ginsberg
Christian Stadlinger


ING DAVIS VENTURE VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF     TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF  TOTAL ASSETS
  MANAGER         ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS  (IN MILLIONS)(1)
-----------------------------------------------------------------------------------------------------------
Christopher C.
Davis

Kenneth C. Feinberg


POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment weightings that are used in connection with the management of the portfolios.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for the portfolios, Davis determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

Finally, substantial investment of Davis or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis does not receive an incentive based fee on any account.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Kenneth Feinberg's compensation for services provided to Davis consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis's profits, (iii) awards of equity ("Units") in Davis including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' compensation for services provided to Davis consists of a base salary. Davis's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Christopher C. Davis
Kenneth C. Feinberg

ING FUNDAMENTAL RESEARCH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ----------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                          NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS       TOTAL ASSETS   ACCOUNTS       TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
---------------------------------------------------------------------------------------------------------
Christopher F.
Corapi


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep N.V.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (S&P 500 INDEX) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Christopher F. Corapi

ING GOLDMAN SACHS CAPITAL GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO          OF                            NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS(1)  TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Steven M. Barry

Gregory H. Ekizian

David G. Shell


[ (1) Of these 623 Other Accounts, 14 with total assets of $1,960,000,000 have an advisory fee based on performance.]

POTENTIAL CONFLICTS OF INTEREST

GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's ("Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in their strategies or short term contributions from a portfolio manager in any given year.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles;

and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Portfolio is the S&P 500 Index.

The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs & Co.'s overall financial performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Steven M. Barry
Gregory H. Ekizian
David G. Shell

Due to Goldman Sachs internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

ING GOLDMAN SACHS STRUCTURED EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                              OTHER ACCOUNTS(1)
                 ----------------------------------------------------------------------------------------------
                  NUMBER                          NUMBER                           NUMBER
  PORTFOLIO       OF            TOTAL ASSETS (IN  OF            TOTAL ASSETS (IN   OF          TOTAL ASSETS (IN
  MANAGER         ACCOUNTS      BILLIONS)         ACCOUNTS      BILLIONS)          ACCOUNTS    BILLIONS)
---------------------------------------------------------------------------------------------------------------
Melissa Brown
Robert  Jones

[(1) Of the accounts included in "Other Pooled Investment Vehicles", 1 with
total assets of $          has an advisory fee based on performance. Of the
accounts included in "Other Accounts",          with total assets of $

have an advisory fee based on performance.]

POTENTIAL CONFLICTS OF INTEREST

GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

BASE SALARY AND PERFORMANCE BONUS. GSAM provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team's performance measures are aligned with GSAM's goals to: (1) Exceed benchmark over one-year and three-year periods; (2) Manage portfolios within a defined range around a targeted tracking error;
(3) Perform consistently with objectives and client commitments; (4) Achieve top tier rankings and ratings; and (5) Manage all similarly mandated accounts in a consistent manner.

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) Overall portfolio performance and consistency of performance over time; (2) Consistency of performance across accounts with similar profiles; (3) Compliance with risk budgets; and (4) Communication with other portfolio managers within the research process.

In addition, detailed portfolio attribution is critical to the measurement process.

The benchmark for this Fund is the S&P 500 Index.

OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs & Co.'s overall financial performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Melissa Brown
Robert Jones

Due to Goldman Sachs internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

ING JPMORGAN INTERNATIONAL PORTFOLIO,

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                              OTHER ACCOUNTS
                 --------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS*      ACCOUNTS     TOTAL ASSETS*       ACCOUNTS     TOTAL ASSETS*
-------------------------------------------------------------------------------------------------------------
James Fisher(1)

Howard Williams


[(1) Managed 1 account with $95 million in assets of which the advisory fee was based on the performance of the account. * Market values as of 3-17-2005. ]

POTENTIAL CONFLICTS OF INTEREST

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James Fisher
Howard Williams

ING JPMORGAN MID CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Jonathan K. Simon

Lawrence E. Playford


[None of the accounts managed are subject to performance fees.]

POTENTIAL CONFLICTS OF INTEREST

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Jonathan K. Simon
Lawrence E. Playford


ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF   TOTAL ASSETS
  MANAGER         ACCOUNTS      (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
Robert I. Gerber

Walter H. Prahl

Robert A. Lee


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Conflicts of interest may arise in connection with the investment manager's management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interests, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbott does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment manager's management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, the portfolios' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit.

Lord Abbett does not manage hedge portfolios. Lord Abbett may designate s bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides fox a deferred payout over a five wear period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes, this incentive focuses investment 'managers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Robert I. Gerber
Walter H. Prahl
Robert A. Lee

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                       NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS       ACCOUNTS    TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Jeffrey C.
Constantino

Gregory W. Locraft


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Portfolio's portfolio as well as for accounts with similar investment objectives of MFS or subsidiary of the MFS. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio--for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

     - BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     - PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

          1. The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

          2. The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Jeffrey C. Constantino
Gregory W. Locraft

ING NEUBERGER BERMAN PARTNERS PORTFOLIO AND ING NEUBERGER BERMAN REGENCY
PORTFOLIO

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
S. Basu Mullick


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Our portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

PORTFOLIO MANAGER OWNERSHIP OF SSECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
S. Basu Mullick

ING OPCAP BALANCED VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Colin Glinsman


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Oppenheimer Capital's Trade Allocation Policy is designed to ensure fair and equitable allocation of investment opportunities among accounts over time and to ensure compliance with applicable regulatory requirements. Accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager.

Pre-order indications received by the trading desk involving the same investment opportunity will be aggregated, as appropriate, consistent with Oppenheimer's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. Specifically, clients who participate in a blocked transaction will receive the average share per price for all of the transactions in the blocked order. Securities purchased or sold in a blocked transactions are allocated pro rata, when possible, to the participating client accounts in proportion to the size of the order placed for the account.

Oppenheimer Capital will, at all times, seek to execute securities transactions for clients in such a manner that the client's total costs or proceeds in each transaction are most favorable under the circumstances. Oppenheimer has adopted a standard commission range and written procedures for determining and selecting executing broker-dealers. The criteria and information used in selecting brokers is based on firm allocations decided by a quarterly qualitative evaluation of the full service provided by the broker-dealer including such factors as: research, execution capability, capital commitment capability, initiation of trades, and securities syndication. The overriding objective in the selection of these broker-dealers is their ability to secure the best possible execution of orders. Best possible execution is a combination of the most favorable net price and prompt reliable execution.

At the beginning of each calendar quarter, portfolio managers and research analysts vote for their favored broker-dealers from an equitable distribution of available votes. Broker-dealers are then ranked according to the total votes they receive, and are targeted to receive a relative allocation of Oppenheimer's total transactions. Factors which influence preference among investment professionals include, but are not limited to: the broker-dealer's research, access to their analysts and access to company management. Portfolio managers and traders also assess the overall execution capabilities of broker-dealers, including, but not limited to: block orders, confidentiality and delivery and settlement capabilities.

Results of the quarterly broker review are reviewed by the Chief Investment Officer and the Head of Research, communicated to trading and maintained on file. In addition to leveraging off of the trading desk's general experience and expertise, Trading uses a variety of techniques designed to assist them in seeking best execution when trading on behalf of client accounts. Such techniques include utilizing various information and programs on Bloomberg and ILX (i.e. volume weighted average price (VWAP). In addition, Trading utilizes services such as Autex to assist in assessing the market place and broker capabilities and alternate trading services such as various ECN's (POSIT and Instinet).

With regard to testing whether Oppenheimer Capital's practices and procedures are effective in seeking best execution, Oppenheimer Capital may compare trade results with conventional market sources, trading and pricing execution services and client sponsored reviews such as those performed by an outside vendor, Abel Noser.

Although we believe that best execution can be achieved at the time of a trade through commission rebate brokers, there may be transactions for an account with such an arrangement where the account's trades may be placed separately from non-directed trades that may result in the directed account receiving a different price form the non-directed accounts. The account that is trading with a commission rebate broker may also end up paying a higher commission rate than the available commission rate for the non-directed advisory client accounts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The portfolio manager's compensation consists of the following elements:

Base Salary - Each portfolio manager is paid a base salary which is set at a level determined by Oppenheimer Capital. In setting the base salary, the intention is to be competitive in light of the particular portfolio manager's experience and responsibilities. Management of Oppenheimer evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus or profit sharing opportunity - For portfolio managers who share in a bonus pool, bonuses are designed to reward investment professionals for sustained high performance by linking pay to two core elements: quantitatively measured investment results and firm profitability. At the start of the year, each participant receives an allocated target percentage of the pool. The initial target allocation is a measure of past performance, current job accountability and expectations and competitive market practice. At year end, Oppenheimer's CEO and CIO determine the size of the pool based on overall investment results, firm profitability, asset flows and external market compensation levels. For portfolio managers who participate as profit sharers, these professionals are assigned an amount that is primarily determined by the profitability of Oppenheimer. Individual investment performance can increase or decrease this payment by as much as 10%.

Equity incentive units - Portfolio managers participate in the Allianz Equity Incentive Plan. This plan identifies a substantial pool of funds for the benefit of participating Oppenheimer employees, each of whom receives shares in the pool. The value of the pool is determined by the cumulative revenue growth of Oppenheimer over rolling three-year periods. Shares in the pool vest three years after they are awarded provided the employee remains with Oppenheimer.

Participation in group retirement plans - Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the Non-Qualified Deferred Compensation Plan.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Colin Glinsman

ING OPPENHEIMER GLOBAL PORTFOLIO

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS*      ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Rajeev Bhaman


[* Total assets in accounts with performance based advisory fees are $189.2 million.]


POTENTIAL CONFLICTS OF INTEREST

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund. However, Oppenheimer's compliance procedures and Code of Ethics recognize Oppenheimer's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Portfolio's Portfolio Manager is employed and compensated by Oppenheimer, not the Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio manager's and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004 each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Portfolio, described above. That fund's compensation structure is based on the fund's performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Rajeev Bhaman

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz


[No account has a performance based advisory fee.]

POTENTIAL CONFLICTS OF INTEREST

As indicated above, each of the Portfolio Managers also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts sub-advised by Oppenheimer have the same sub-advisory fee. If the sub-advisory fee structure of another fund is more advantageous to Oppenheimer than the fee structure of the Portfolio, Oppenheimer could have an incentive to favor the other fund. However, Oppenheimer's compliance procedures and Code of Ethics recognize Oppenheimer's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Portfolio's Portfolio Managers are employed and compensated by Oppenheimer, not the Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004 each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Portfolio, described above. That fund's compensation structure is based on the fund's performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Arthur P. Steinmetz

ING PIMCO TOTAL RETURN PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                             OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Pasi Hamalainen


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolio) and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;
     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Pasi Hamalainen

ING PIONEER HIGH YIELD PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Margaret D. Patel

Kenneth J. Taubes


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Portfolio as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.

          - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

          - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

          - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

          - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

          - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

          - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).

          - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.

          - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Margaret D. Patel
Kenneth J. Taubes

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                            OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Richie Freeman


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Material conflicts of interest may arise when a Portfolio's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Richie Freeman

ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Alan Blake


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Material conflicts of interest may arise when a Portfolio's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

     CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-CAM investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

     Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Alan Blake

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Donald J. Peters


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Donald J. Peters

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                 COMPANIES                        VEHICLES                           OTHER ACCOUNTS
                 ------------------------------------------------------------------------------------------
                   NUMBER
  PORTFOLIO         OF                             NUMBER OF                      NUMBER OF
  MANAGER         ACCOUNTS      TOTAL ASSETS       ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
Robert W. Smith


[* None of these accounts has an advisory fee based on the performance of the account.]


POTENTIAL CONFLICTS OF INTEREST

We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
Robert W. Smith


ING TEMPLETON FOREIGN EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                        OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO           OF                      NUMBER OF                   NUMBER OF
     MANAGER          ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
Gary P. Motyl

Guang Yang

Cindy Sweeting


[* None of these accounts has an advisory fee based on the performance of the account.]


POTENTIAL CONFLICTS OF INTEREST

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

The separate management of the trade execution and valuation functions from the Portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the Manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY - Each portfolio manager is paid a base salary.

ANNUAL BONUS - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

   - Investment Performance: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

   - Research: Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

   - Non-investment performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

   - Responsibilities: The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION - Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                          DOLLAR RANGE OF
PORTFOLIO MANAGER                         FUND SHARES OWNED
-----------------                         -----------------
Gary P. Motyl
Guang Yang
Cindy Sweeting

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                      COMPANIES                     VEHICLES                             OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO             OF      TOTAL ASSETS IN    NUMBER OF   TOTAL ASSETS IN   NUMBER OF   TOTAL ASSETS IN
   MANAGER            ACCOUNTS       MILLIONS        ACCOUNTS      MILLIONS        ACCOUNTS      MILLIONS
-------------------------------------------------------------------------------------------------------------
John Leonard

Thomas M. Cole

Thomas Digenan

Scott Hazen

* Approximately, also includes wrap model as one account.

POTENTIAL CONFLICTS OF INTEREST

The Portfolio Management Team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.
     - Annual bonus, tied to individual contributions and investment performance.
     - UBS equity awards, promoting company-wide success and employee retention.
     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

BASE SALARY - is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

ANNUAL BONUSES - are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying pre-tax bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients. A portion of each portfolio manager's bonus is based on the performance of each fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

ANALYST INCENTIVES - Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

UBS AG EQUITY - Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

PARTNERSHIP INCENTIVE PROGRAM (PIP) - Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
John C. Leonard
Thomas M. Cole
Thomas Digenan
Scott Hazen


ING UBS U.S. SMALL CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                      COMPANIES                     VEHICLES                            OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO             OF      TOTAL ASSETS IN    NUMBER OF   TOTAL ASSETS IN   NUMBER OF   TOTAL ASSETS IN
   MANAGER            ACCOUNTS       MILLIONS        ACCOUNTS       MILLIONS       ACCOUNTS      MILLIONS
-------------------------------------------------------------------------------------------------------------
Paul Graham

David Wabnik


* Approximately, also includes wrap model as one account.

POTENTIAL CONFLICTS OF INTEREST

The Portfolio Management Team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.
     - Annual bonus, tied to individual contributions and investment performance.
     - UBS equity awards, promoting company-wide success and employee retention.
     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

BASE SALARY - is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

ANNUAL BONUSES - are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results.

UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global AM's clients. A portfolio of each portfolio manager's bonus is based on the performance of each fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

ANALYST INCENTIVES - Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

UBS AG EQUITY - Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

PARTNERSHIP INCENTIVE PROGRAM (PIP) - Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
Paul Graham
David Wabnik

ING VAN KAMPEN COMSTOCK PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                       OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO          OF                      NUMBER OF                  NUMBER OF
      MANAGER         ACCOUNTS   TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
B. Robert Baker

Jason S. Leder

Kevin C. Holt

[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

BASE SALARY - Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION - In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

     -    CASH BONUS;
     - MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
     - INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
     - SELECT EMPLOYEES' CAPITAL ACCUMULATION PROGRAM (SECAP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
     - VOLUNTARY EQUITY INCENTIVE COMPENSATION PROGRAM (VEICP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     -    Contribution to the business objectives of the Investment Adviser.
     -    The dollar amount of assets managed by the portfolio manager.
     -    Market compensation survey research by independent third parties.
     -    Other qualitative factors, such as contributions to client objectives.
     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
B. Robert Baker
Jason S. Leder
Kevin C. Holt

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES                  VEHICLES                       OTHER ACCOUNTS
                      ------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO           OF                      NUMBER OF                  NUMBER OF
     MANAGER          ACCOUNTS   TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
James A. Gilligan

James O. Roeder

Thomas Bastian

Sergio Marcheli

Vincent E. Vizachero


[* None of these accounts has an advisory fee based on the performance of the account.]

POTENTIAL CONFLICTS OF INTEREST

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

BASE SALARY COMPENSATION - Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION - In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

     -    CASH BONUS;
     - MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
     - INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
     - SELECT EMPLOYEES' CAPITAL ACCUMULATION PROGRAM (SECAP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
     - VOLUNTARY EQUITY INCENTIVE COMPENSATION PROGRAM (VEICP) AWARDS--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. The majority of a portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.
     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     -    Contribution to the business objectives of the Investment Adviser.
     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.
     -    Other qualitative factors, such as contributions to client objectives.
     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
James A. Gilligan
James O. Roeder
Thomas Bastian
Sergio Marcheli
Vincent E. Vizachero


                          EXPENSE LIMITATION AGREEMENTS

ILIAC HAS ENTERED INTO EXPENSE LIMITATION AGREEMENTS WITH THE PORTFOLIOS LISTED BELOW PURSUANT TO WHICH ILIAC HAS AGREED TO WAIVE OR LIMIT ITS FEES. IN CONNECTION WITH THESE AGREEMENTS AND CERTAIN U.S. TAX REQUIREMENTS, ILIAC WILL ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL ORDINARY OPERATING EXPENSES OF THESE PORTFOLIOS (WHICH EXCLUDES INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER INVESTMENT-RELATED COSTS, EXTRAORDINARY EXPENSES SUCH AS LITIGATION, OTHER EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS, AND EXPENSES OF ANY COUNSEL OR OTHER PERSONS OR SERVICES RETAINED BY THE PORTFOLIOS' DIRECTORS WHO ARE NOT "INTERESTED PERSONS" (AS DEFINED IN THE 1940 ACT) OF THE ILIAC OR ANY SUB-ADVISER DO NOT EXCEED THE LIMITS SET FORTH BELOW OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, SUBJECT TO POSSIBLE RECOUPMENT BY ILIAC WITHIN THREE YEARS:


     PORTFOLIO                                         ADVISER CLASS     SERVICE CLASS    INITIAL CLASS
     ----------                                        -------------     -------------    -------------
     ING Baron Asset                                            1.55%             1.30%            1.05%
     ING Lord Abbett U.S. Government Securities                 1.22%             0.97%            0.72%
     ING Neuberger Berman Partners                              1.17%             0.92%            0.67%
     ING Neuberger Berman Regency                               1.38%             1.13%            0.88%
     ING Pioneer High Yield                                     1.25%             0.75%            1.00%
     ING Templeton Foreign Equity                               1.48%             0.98%            1.23%


EACH PORTFOLIO SET FORTH ABOVE MAY AT A LATER DATE REIMBURSE ILIAC FOR MANAGEMENT FEES WAIVED AND OTHER EXPENSES ASSUMED BY ILIAC DURING THE PREVIOUS THIRTY-SIX (36) MONTHS, BUT ONLY IF, AFTER SUCH REIMBURSEMENT, THE PORTFOLIO'S EXPENSE RATIO DOES NOT EXCEED THE PERCENTAGE DESCRIBED ABOVE. ILIAC WILL ONLY BE REIMBURSED FOR FEES WAIVED OR EXPENSES ASSUMED AFTER THE EFFECTIVE DATE OF THE EXPENSE LIMITATION AGREEMENTS.

THE EXPENSE LIMITATION AGREEMENT PROVIDES THAT THE EXPENSE LIMITATION SHALL CONTINUE UNTIL MAY 1, 2007. THE EXPENSE LIMITATIONS ARE CONTRACTUAL AND, AFTER THE INITIAL TERM, SHALL RENEW AUTOMATICALLY FOR ONE-YEAR TERMS UNLESS ILIAC PROVIDES WRITTEN NOTICE OF TERMINATION OF THE AGREEMENT TO THE INDEPENDENT CHAIRPERSON OF THE BOARD WITHIN NINETY (90) DAYS' OF THE END OF THE THEN-CURRENT TERM FOR THAT PORTFOLIO OR UPON TERMINATION OF THE INVESTMENT MANAGEMENT AGREEMENT. EACH EXPENSE LIMITATION AGREEMENT MAY ALSO BE TERMINATED BY THE COMPANY, WITHOUT PAYMENT OF ANY PENALTY, UPON WRITTEN NOTICE TO ILIAC AT ITS PRINCIPAL PLACE OF BUSINESS WITHIN NINETY (90) DAYS' OF THE END OF THE THEN-CURRENT TERM FOR A PORTFOLIO.

                                  ADMINISTRATOR

Pursuant to an Administrative Services Agreement between the Fund and ING Fund Services LLC ("IFS"), IFS has agreed to provide all administrative services in support of the Portfolios and is responsible for the supervision of the Fund's other service providers. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio according to the schedule set forth below. For the fiscal year ended December 31, 2005, each Portfolio paid fees to IFS for administrative services in the amount set forth below.


                                                                  FEE
                                                                 (AS A
                                                              PERCENTAGE OF
                                                               AVERAGE NET       FEE RECEIVED BY IFS
                           PORTFOLIO                             ASSETS)             (IN DOLLARS)
     -----------------------------------------------------   ----------------    -------------------
     ING American Century Large Company Value                      .20%
     ING American Century Select                                   .02%
     ING American Century Small - Mid Cap Value(1)                [.25%]
     ING Baron Asset(2)                                            .10%
     ING Baron Small Cap Growth(1)                                [.23%]
     ING Columbia Small Cap Value II(3)                            .10%
     ING Davis Venture Value                                       .10%
     ING Fundamental Research                                      .20%
     ING Goldman Sachs(R)Capital Growth                           [.10%]
     ING Goldman Sachs(R)Structured Equity                          20%
     ING JPMorgan International                                    .20%
     ING JPMorgan Mid Cap Value                                    .35%
     ING Lord Abbett U.S. Government Securities(2)                 .10%
     ING MFS Capital Opportunities                                 .25%
     ING Neuberger Berman Partners(2)                              .10%
     ING Neuberger Berman Regency(2)                               .10%
     ING OpCap Balanced Value                                      .20%
     ING Oppenheimer Global                                        .06%
     ING Oppenheimer Strategic Income                              .04%
     ING PIMCO Total Return                                       [.25%]
     ING Pioneer High Yield(2)                                     .10%
     ING Salomon Brothers Aggressive Growth                        .13%
     ING Salomon Brothers Large Cap Growth                         .20%
     ING T. Rowe Price Diversified Mid Cap Growth                  .02%
     ING T. Rowe Price Growth Equity                               .15%
     ING Templeton Foreign Equity(2)                               .10%
     ING UBS U.S. Large Cap Equity                                 .15%
     ING UBS U.S. Small Cap Growth(3)                              .10%
     ING Van Kampen Comstock(1)                                    .35%
     ING Van Kampen Equity and Income                              .02%


     (1) Effective May 1, 2005, the Administrator of the Fund, has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small - Mid Cap Value, the Baron Small Cap Growth and the Van Kampen Comstock Portfolios through May 1, 2006 so that the total operating expenses for the Portfolios' Class I, Class S and Class ADV shares shall not exceed 1.30%, 1.55% and 1.80%, respectively for ING American Century Small - Mid Cap Value, 1.20%, 1.45% and 1.70%, respectively for ING Baron Small Cap Growth and 0.88%, 1.13% and 1.38%, respectively, for ING Van Kampen Comstock. Without this waiver, the total operating expenses for Class I, Class S and Class ADV would be 1.40%, 1.65% and 1.90%, respectively for ING American Century Small - Mid Cap Value, 1.25%,

          1.50% and 1.75%, respectively for ING Baron Small Cap Growth and 0.95%, 1.20% and 1.45% for ING Van Kampen Comstock.
     (2)  Commenced operations on [January 3, 2006].
     (3)  As of the date of this SAI, had not commenced operations.

CUSTODIAN AND TRANSFER AGENT. Bank of New York Company, Inc. ("BONY"), One Wall Street, New York, New York 10286, serves as Custodian. BONY takes no part in the decisions relating to the purchase or sale of a Portfolio's portfolio securities. DST Systems, Incorporated, P.O. Box 219368, Kansas City, Missouri 64141-9368 serves as the Transfer Agent for the Portfolio's.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP serves as the independent registered public accounting firm to the Fund. KPMG LLP provides audit services and assistance in connection with SEC filings.

                              PRINCIPAL UNDERWRITER

The Fund has entered into an Underwriting Agreement ("Underwriting Agreement") pursuant to which ING Financial Advisers, LLC ("Distributor"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolios. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of the Distributor, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Underwriting Agreement.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Directors, ILIAC and the Sub-Advisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of ILIAC and the Sub-Advisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, ILIAC and the Sub-Advisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-Advisers, will lead to the best overall quality of execution for the Portfolio. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

ILIAC and the Sub-Advisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for ING PIMCO Total Return. ILIAC and the Sub-Advisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ILIAC's and the Sub-Advisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either ILIAC or the Sub-Advisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to ILIAC or the Sub-Advisers.

Consistent with securities laws and regulations, ILIAC and the Sub-Advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. ILIAC's and the Sub-Advisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ILIAC's and the Sub-Advisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios may effect brokerage transactions in portfolio securities through affiliates of ILIAC and/or the Sub-Advisers. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board of Directors pursuant to Rule 17e-1. Certain officers of ILIAC and the Sub-Advisers also manage their own securities portfolios and those of their affiliates. Further, ILIAC also acts as an investment adviser to other client accounts, and the Sub-Advisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

PIMCO may purchase new issues of securities for ING PIMCO Total Return in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to ING PIMCO Total Return or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit ING PIMCO Total Return, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

To the extent ILIAC or the Sub-Advisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated and allocated in a fair and equitable manner, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by ILIAC or by one of the Sub-Advisers.

The Board of Directors also have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of Sub-Adviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a Sub-Adviser affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Adviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio(s) could purchase.

The Board of Directors, ILIAC (as Adviser), the Distributor (as principal underwriter) and each Sub-Adviser also have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid brokerage commissions as follows:


                     PORTFOLIO                       2005         2004         2003
                     ---------                       ----         ----         ----
ING American Century Large Company Value                      $   107,604   $   98,742
ING American Century Select                                   $   250,994   $  298,882
ING American Century Small - Mid Cap Value                    $    97,267   $   39,447
ING Baron Asset                                                       N/A*         N/A*
ING Baron Small Cap Growth                                    $   179,957   $   93,428
ING Columbia Small Cap Value II                      N/A*             N/A*         N/A*
ING Davis Venture Value                                       $    95,033   $  100,418
ING Fundamental Research                                      $    40,090   $    9,872
ING Goldman Sachs(R)Capital Growth                            $    95,868   $   56,855
ING Goldman Sachs(R)Structured Equity                         $     9,755   $    2,969
ING JPMorgan International                                    $   237,620   $  168,896
ING JPMorgan Mid Cap Value                                    $    83,521   $   24,188
ING Lord Abbett U.S. Government Securities                            N/A*         N/A*
ING MFS Capital Opportunities                                 $   596,831   $  525,737
ING Neuberger Berman Partners                                         N/A*         N/A*
ING Neuberger Berman Regency                                          N/A*         N/A*
ING OpCap Balanced Value                                      $   258,073   $  283,482
ING Oppenheimer Global                                        $   127,417   $   51,284
ING Oppenheimer Strategic Income                                      N/A*         N/A*
ING PIMCO Total Return                                        $     1,256   $    1,323
ING Pioneer High Yield                                                N/A*         N/A*

ING Salomon Brothers Aggressive Growth                        $   301,114   $   24,938
ING Salomon Brothers Large Cap Growth                         $   205,401   $  166,995
ING T. Rowe Price Diversified Mid Cap Growth                  $ 1,042,861   $  956,131
ING T. Rowe Price Growth Equity                               $   884,322   $  646,483
ING Templeton Foreign Equity                                          N/A*         N/A*
ING UBS U.S. Large Cap Equity                                 $   482,819   $  990,995
ING UBS U.S. Small Cap Growth                        N/A*             N/A*         N/A*
ING Van Kampen Comstock                                       $   301,845   $  239,023
ING Van Kampen Equity and Income                              $    59,905   $    4,365

* The Portfolios had not commenced investment operations during the above periods.

For the fiscal years ended December 31, 2005, December 31, 2004 and December 31, 2003, the amount of affiliated brokerage commissions paid by the Portfolios was as follows:


                                                             2005
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------


                                                             2004
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------
ING American Century Large
Company Value                     $   107,604        $   7,175                 6.67%  CITIGROUP, INC.

ING American Century Small
- Mid Cap Value                   $    97,267        $     155                 0.16%  J.P. MORGAN CHASE & CO.

ING Goldman Sachs(R)Capital
Growth                            $    95,869        $   8,919                 9.30%  CITIGROUP, INC.

ING Davis Venture Value
(Formerly, ING Salomon
Brothers Fundamental Value)       $    95,033        $   2,140                 2.25%  CITIGROUP, INC.

ING Salomon Brothers Large
Cap Growth                        $   205,400        $   2,635                 1.28%  CITIGROUP, INC.

ING T. Rowe Price
Diversified Mid Cap Growth        $ 1,042,861        $ 434,421                41.66%  FRED ALGER & CO., INC.

ING Van Kampen Comstock           $   301,845        $   6,034                 2.00%  MORGAN STANLEY & CO., INC.

ING Van Kampen Equity and
Income                            $    59,905        $   3,237                 5.40%  MORGAN STANLEY & CO., INC.

                                                             2003
-------------------------------------------------------------------------------------------------------
                                                 TOTAL AMOUNT
                                TOTAL AMOUNT    OF COMMISSIONS   % OF TOTAL AMOUNT
                               OF COMMISSIONS       PAID TO        OF COMMISSIONS
        PORTFOLIO                   PAID          AFFILIATES     PAID TO AFFILIATES   AFFILIATED BROKER
        ---------                   ----          ----------     ------------------   -----------------
ING T. Rowe Price
Diversified Mid Cap Growth        $   956,131        $ 452,261                47.30%  Fred Alger & Co., Inc.

ING Salomon Brothers
Large Cap Growth                  $   166,995        $  80,108                47.97%  Fred Alger & Co., Inc.

ING American Century
Select                            $   298,882        $ 221,794                74.21%  Fred Alger & Co., Inc.

ING American Century
Small - Mid Cap Value             $    39,447        $     127                 0.32%  J.P. Morgan Chase & Company

ING Baron Small Cap
Growth                            $    93,428        $  57,492                61.54%  Baron Capital, Inc.

ING Goldman Sachs
Structured Equity                 $     2,969        $     758                25.53%  Goldman Sachs

ING American Century
Large Company Value               $    98,742        $   9,071                 9.19%  Citigroup, Inc.

ING Davis Venture Value'
(Formerly, ING Salomon
Brothers Fundamental Value)       $   100,418        $   5,210                 5.19%  Citigroup, Inc.

ING Van Kampen Comstock           $   239,023        $   4,342                 1.82%  Citigroup, Inc.


During the fiscal year ended December 31, 2005, of the total commissions paid, the Funds received $_____ by firms which provided research, statistical or other services to the Adviser. The Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

JP Morgan Chase is an affiliate of American Century Investment Management, Inc., the sub-adviser to the American Century Small- Mid Cap Value, ING American Century Select and ING American Century Large Company Value Portfolios. Baron Capital, Inc. is an affiliate of BAMCO, Inc., sub-adviser to the Baron Small Cap Growth Portfolio. Citigroup, Inc. is an affiliate of Goldman Sachs Asset Management, L.P., the sub-adviser of the Goldman Sachs Capital Growth Portfolio and the Goldman Sachs Structured Equity Portfolio. Salomon Smith Barney is an affiliate of Salomon Brothers Asset Management Inc, the sub-adviser to the Salomon Brothers Aggressive Growth, Salomon Brothers Fundamental Value and American Century Large Company Value Portfolios. Morgan Stanley is an affiliate of Morgan Stanley Investment Management Inc. d/b/a Van Kampen, the sub-adviser to the Van Kampen Comstock Portfolio.

As of December 31, 2005, the following Portfolios held securities of the Fund's regular brokers or dealers (as defined in the 1940 Act) or their parents as follows:

                                            VALUE OF
PORTFOLIO            HOLDING                HOLDING          NAME OF REGULAR BROKER-DEALER
---------            -------                -------          -----------------------------




The Fund may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Fund under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward the reduction of the Portfolio's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

PORTFOLIO TURNOVER

        A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                              DESCRIPTION OF SHARES

The Articles of Incorporation authorize the Fund to issue 11,600,000,000 shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of each of the Portfolios into three classes: Initial Shares, Service Shares and Adviser Shares.

Each Initial Share, Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Initial Class shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Initial Class shares of a Fund are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Service Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Service Class shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Service Class held by customers of such Service Organizations.

Adviser Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Adviser Class shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of 0.25% (on an annualized basis) of the respective Portfolio's Adviser Class. The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Fund also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.

Ms. Tillinghast, Vice President of the Fund, may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of her position as an officer of ILIAC, the parent company of the Distributor.

Adviser Class shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio's Adviser Class held by customers of such Service Organizations.

The tables below disclose the shareholder servicing and 12b-1 fees paid by each of the Portfolios for the year ended December 31, 2005:

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING American Century Large Company Value
     Initial
     Service Class
     Adviser Class

ING American Century Select
     Initial
     Service Class
     Adviser Class

ING American Century Small - Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Baron Asset
     Initial
     Service Class
     Adviser Class

ING Baron Small Cap Growth
     Initial
     Service Class
     Adviser Class

ING Columbia Small Cap Value II(1)
     Initial
     Service Class
     Adviser Class

ING Davis Venture Value
     Initial
     Service Class
     Adviser Class

ING Fundamental Research
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Capital Growth
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Structured Equity
     Initial
     Service Class
     Adviser Class

ING JPMorgan International
     Initial
     Service Class
     Adviser Class

ING JPMorgan Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Lord Abbett U.S. Government Securities
     Initial
     Service Class
     Adviser Class

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities
     Initial
     Service Class
     Adviser Class

ING Neuberger Berman Partners
     Initial
     Service Class
     Adviser Class

ING Neuberger Berman Regency
     Initial
     Service Class
     Adviser Class

ING OpCap Balanced Value
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Global
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Strategic Income(2)
     Initial
     Service Class
     Adviser Class

ING PIMCO Total Return
     Initial
     Service Class
     Adviser Class

ING Pioneer High Yield
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Aggressive Growth
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Large Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Diversified Mid Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Growth Equity
     Initial
     Service Class
     Adviser Class

ING Templeton Foreign Equity
     Initial
     Service Class
     Adviser Class

PORTFOLIO                                                                  FEE PAID OUT (IN DOLLARS)
------------------------------------------------------------------------------------------------------------------
                                                                  SHAREHOLDER SERVICING             12b-1
------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Large Cap Equity
     Initial
     Service Class
     Adviser Class

ING UBS U.S. Small Cap Growth(1)
     Initial
     Service Class
     Adviser Class

ING Van Kampen Comstock
     Initial
     Service Class
     Adviser Class

ING Van Kampen Equity and Income
     Initial
     Service Class
     Adviser Class


(1)  Portfolio had not commenced operations as of the date of this SAI.
(2) The Distributor has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for the Portfolio's Adviser and Service Class Shares so that Total Net Operating Expenses do not exceed 0.75% through April 30, 2006.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal period ended December 31, 2005 were as follows:


DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING AMERICAN CENTURY LARGE COMPANY VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING AMERICAN CENTURY SELECT
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous

TOTAL

ING AMERICAN CENTURY SMALL - MID CAP VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING BARON ASSET(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING BARON SMALL CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING COLUMBIA SMALL CAP VALUE II(2)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING DAVIS VENTURE VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING FUNDAMENTAL RESEARCH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING GOLDMAN SACHS CAPITAL GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS STRUCTURED EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING JPMORGAN INTERNATIONAL
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING JPMORGAN MID CAP VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING LORD ABBETT U.S. GOVERNMENT SECURITIES(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING MFS CAPITAL OPPORTUNITIES
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING NEUBERGER BERMAN PARTNERS(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING NEUBERGER BERMAN REGENCY(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPCAP BALANCE VALUE
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPPENHEIMER GLOBAL
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING OPPENHEIMER STRATEGIC INCOME
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING PIMCO TOTAL RETURN
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING PIONEER HIGH YIELD(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING SALOMON BROTHERS LARGE CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING T. ROWE PRICE GROWTH EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING TEMPLETON FOREIGN EQUITY(1)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING UBS U.S. LARGE CAP EQUITY
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

DISTRIBUTION EXPENSES                                             ADVISER CLASS    INITIAL CLASS   SERVICE CLASS
----------------------------------------------------------------------------------------------------------------
ING UBS U.S. SMALL CAP GROWTH(2)
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING VAN KAMPEN COMSTOCK
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

ING VAN KAMPEN EQUITY AND INCOME
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL


          (1) Portfolio commenced operations on [January 3, 2006].
          (2) Portfolio had not commenced operations as of the date of this SAI.

Shareholders of the Adviser Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shareholders of Initial Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Initial Class shares of other Portfolios that offer Initial Class shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

                             PERFORMANCE INFORMATION

        The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

        Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,
a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

        Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

               Because the Baron Asset, Columbia Small Cap Value II, Lord Abbett U.S. Government Securities, Neuberger Berman Partners, Neuberger Berman Regency, Pioneer High Yield, Templeton Foreign Equity and UBS U. S. Small Cap Growth Portfolios had not commenced operations as of December 31, 2005, performance returns are not available.

                                                           1        5        10        SINCE      DATE OF
                                                         YEAR     YEARS     YEARS    INCEPTION   INCEPTION
----------------------------------------------------------------------------------------------------------
ING American Century Large Company Value
     Initial
     Service Class
     Adviser Class

ING American Century Select
     Initial
     Service Class
     Adviser Class

ING American Century Small - Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING Baron Small Cap Growth
     Initial
     Service Class
     Adviser Class

ING Davis Venture Value
     Initial
     Service Class
     Adviser Class

ING Fundamental Research
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Capital Growth
     Initial
     Service Class
     Adviser Class

ING Goldman Sachs(R) Structured Equity
     Initial
     Service Class
     Adviser Class

ING JPMorgan International
     Initial
     Service Class
     Adviser Class

ING JPMorgan Mid Cap Value
     Initial
     Service Class
     Adviser Class

ING MFS Capital Opportunities
     Initial
     Service Class
     Adviser Class

ING OpCap Balanced Value
     Initial
     Service Class
     Adviser Class

ING Oppenheimer Global
     Initial
     Service Class
     Adviser Class

                                                           1        5        10        SINCE      DATE OF
                                                         YEAR     YEARS     YEARS    INCEPTION   INCEPTION
----------------------------------------------------------------------------------------------------------
ING Oppenheimer Strategic Income
     Initial
     Service Class
     Adviser Class

ING PIMCO Total Return
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Aggressive Growth
     Initial
     Service Class
     Adviser Class

ING Salomon Brothers Large Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Diversified Mid Cap Growth
     Initial
     Service Class
     Adviser Class

ING T. Rowe Price Growth Equity
     Initial
     Service Class
     Adviser Class

ING UBS U.S. Large Cap Equity
     Initial
     Service Class
     Adviser Class

ING Van Kampen Comstock
     Initial
     Service Class
     Adviser Class

ING Van Kampen Equity and Income
     Initial
     Service Class
     Adviser Class

                                 NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Shareholder Information
- Net Asset Value" in the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuation recommendations suggested by such research service, and valuations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

                                      TAXES

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY-- Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS-- Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the

Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES-- A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS-- The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

                              FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm's report thereon for each Portfolio (except, ING Columbia Small Cap Value II and ING UBS U.S. Small Cap Growth) are included in the Fund's annual shareholder report as of and for the period ended December 31, 2005, and have been incorporated into this SAI.

                                   APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

                                   APPENDIX B

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003

                        REVISION DATE: SEPTEMBER 15, 2005

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.   Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment

         Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.   Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.  NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4. Referrals to a Fund's Valuation, Proxy and Brokerage Committee

                  A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.    Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.    Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.    Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.    Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.    Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.    Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

               2.   NON-VOTES: Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

               4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.    Assessment of the Agent

               The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

               Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.    Conflicts of Interest

               The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

               In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

               For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

               The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                          TITLE OR AFFILIATION
Stanley D. Vyner               Chief Investment Risk Officer and Executive Vice President, ING
                               Investments, LLC

Todd Modic                     Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                               and Chief Financial Officer of the ING Funds

Maria Anderson                 Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                   Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                               Funds Services, LLC

Julius Drelick                 Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.        Counsel, ING Americas US Legal Services

Steve Wastek, Esq.             Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.    INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.     THE BOARD OF DIRECTORS

 VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

 STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

 DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

 VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

 REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

 RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

 AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

 AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

 SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

 CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

 SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

 SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

 SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

 POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

 FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

 GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

 PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

 UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

 SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

 WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

 CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

 OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

 MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

 BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

 SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

 OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

 QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

 COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

 REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

 PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

 SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

 ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

 PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

 DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

 SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

 TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

 MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

 DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

 EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

 OBRA-RELATED COMPENSATION PROPOSALS:
   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
   Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
   Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
   Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

 SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

 GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

 ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -  the opening of the shareholder meeting
   -  that the meeting has been convened under local regulatory requirements
   -  the presence of quorum
   -  the agenda for the shareholder meeting
   -  the election of the chair of the meeting
   -  the appointment of shareholders to co-sign the minutes of the meeting
   -  regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   -  the designation of two shareholders to approve and sign minutes of meeting
   -  the allowance of questions
   -  the publication of minutes
   -  the closing of the shareholder meeting

 DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

 INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

 DIRECTOR REMUNERATION
 Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote
          FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

 RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

 SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

 GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

 APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

 REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

 INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

 ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

 STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

 FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

 RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

 CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

 ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -  it is editorial in nature;
   -  shareholder rights are protected;
   -  there is negligible or positive impact on shareholder value;
   -  management provides adequate reasons for the amendments; or
   -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

 OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   (1)   Articles of Incorporation for ING Partners, Inc. (formerly known as
            Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

      (2) Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

      (3) Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

      (4) Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (5) Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

      (6) Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (7) Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

      (8) Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (9) Articles Supplementary to Articles of Incorporation effective August 20, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (10) Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

      (11) Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

      (12) Articles Supplementary to Articles of Incorporation effective June 10, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

      (13) Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (14) Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (15) Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (16) Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

      (17) Articles of Amendment effective [April 28, 2006] to Articles of Incorporation - to be filed by subsequent Amendment.

(b) By-laws - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(d)   (1)   Investment Advisory Agreement between ING Partners, Inc. and ING
            Life Insurance and Annuity Company - Filed as an Exhibit to
            Post-Effective Amendment No. 11 to Registrant's Form N-1A
            Registration Statement on April 30, 2003 and incorporated herein by reference.

            (i) Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (ii) Form of Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, of Investment Advisory
                  Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv) Amendment, dated December 1, 2004, to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (2) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective November 15, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective June 20, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Termination Letter dated August 20, 2004 - MFS Institutional Services - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (3) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. ("ING IM") (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (4) Termination Letter dated August 20, 2004 to terminate Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as "Aetna Life Insurance and Annuity Company") and Fred Alger Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (5) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity) and UBS Global Asset Management, Inc. (US) (formerly known as Brinson Advisors, Inc.) (regarding ING UBS U.S. Allocation Portfolio) effective December 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US)(regarding ING UBS U.S. Allocation Portfolio) effective July 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii)  Amendment to Investment Sub-Advisory Agreement between ING

                  Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding ING UBS U.S. Allocation Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

      (6) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas)(regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

      (7) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment, dated June 3, 2003, to Investment Sub-Advisory Agreement dated June 3, 2003 between ILIAC and OpCap Advisors
                  - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (8) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and Goldman Sachs Asset Management effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Assumption Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective March 28, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (iii) Amendment to Investment Sub-Advisory Agreement between ING
                  Life Insurance and Annuity Company and Goldman Sachs Asset Management effective June 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (9) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective July 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iii) Amendment to Investment Sub-Advisory Agreement between ING
                  Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (v) Termination Letter dated February 28, 2005 - Salomon Brothers Asset Management Inc - Filed as an Exhibit to

                  Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (10) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. effective December 14, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

            (i) Letter Agreement for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. dated December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iii) Amendment to Investment Sub-Advisory Agreement between ING
                  Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and
                  T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (11) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc effective March 29, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i)   Amendment to Investment Sub-Advisory Agreement between ING

                  Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (12) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective May 12, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (iii) Amendment No. 3 to Investment Sub-Advisory Agreement between
                  ING Life Insurance and Annuity Company and BAMCO, Inc. effective December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (13) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective June 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Assumption Agreement, dated November 18, 2003, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (14) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective March 12, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (15) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen - Filed as an Exhibit to

                  Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (16) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

            (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective June 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (iii) Amendment, dated August 13, 2004, to Investment Sub-Advisory
                  Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (17) Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (18) Form of Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (19) Form of Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Neuberger Berman

            Management Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (20) Form of Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (21) Form of Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (22) Sub-Advisory Agreement dated [April 28, 2006] between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC
            - to be filed by subsequent Amendment

      (23) Expense Limitation Agreement, effective February 1, 2005 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (i) Schedule A to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

                  (a) Amended Schedule A to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (ii) Fee waiver, dated January 21, 2003, to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iii) Fee waiver, dated February 11, 2004, to Expense Limitation
                  Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv) Fee waiver, dated March 30, 2005, to Expense Limitation Agreement between ING Partners, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (24) Form of Expense Limitation Agreement, effective December 7, 2005 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(e)   (1)   Underwriting Agreement between the ING Partners, Inc. and ING
            Financial Advisers, LLC effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A
            Registration Statement on April 30, 2003 and incorporated herein by reference.

            (i) Amendment to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (ii) Amendment, dated May 1, 2003, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv)  Amendment, dated November 17, 2004, to Underwriting

                  Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (v) Amendment, effective December 7, 2005, to the Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (2) Distribution Services Agreement dated November 15, 2002 between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and USA Annuity and Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (ii) Form of, Amendment to Distribution Services Agreement, between ING Partners, Inc. and ING USA Annuity and Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (iii) Form of, Amendment to Distribution Services Agreement, between
                  ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (3) Distribution Services Agreement dated February 12, 2002 between ING Partners, Inc. and Aetna Investment Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company of America dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (iii) Amendment to Distribution Services Agreement between ING
                  Financial Advisers, LLC and ING Life Insurance and Annuity Company of America dated December 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (4) Distribution Services Agreement dated March 7, 2002 between ING Partners, Inc. and Aetna Investment Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company of America dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (5) Distribution Services Agreement dated March 7, 2002 between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (iii) Amendment to Distribution Services Agreement between ING
                  Financial Advisers, LLC and ReliaStar Life Insurance Company of New York dated December 5, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(f)         N/A

(g)   (1)   Custodian Agreement dated March 13, 2003 between ING Partners, Inc.
            and The Bank of New York - Filed as an Exhibit to Post-Effective
            Amendment No. 21 to Registrant's Form N-1A Registration Statement on
            April 28, 2005 and incorporated herein by reference.

            (i) Amendment effective April 29, 2005 to Custodian Agreement between ING Partners, Inc. and The Bank of New York- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (ii) Amendment effective November 30, 2005 to the Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody & Fund Accounting Fee Schedule and Global Securities Fee Schedule each dated January 3, 2003 and the Cash Reserve Agreement dated March 31, 2003 between ING Partners, Inc. and The Bank of New York- Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(h)   (1)   Administrative Services Agreement between ING Partners, Inc. and ING
            Funds Services, LLC effective November 19, 2003 - Filed as an
            Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A
            Registration Statement on February 24, 2004 and incorporated herein by reference.

            (i) Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (ii) Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iii) Amended Schedule A to Administrative Services Agreement -
                  Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iv) Amended Schedule B to the Administrative Services Agreement-Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (v) Amended Schedule A to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (vi) Amended Schedule B to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (2)   Termination Letter dated September 28, 2004 to the
            Sub-Administration Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank & Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A

            Registration Statement on August 12, 2005 and incorporated herein by reference.

      (3) License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

      (4) Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (i) Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (ii) Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iii) Amended and Restated Exhibit A with respect to the Agency
                  Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (5) Termination letter dated September 28, 2004 to the Securities Lending Agency Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (6) Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

            (i) Amendment, dated November 30, 2005, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to

                  Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (7) Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

      (8) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING Insurance Company of America (formerly Aetna Insurance Company of America) effective December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv) Form of, Amendment to the Fund Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America. - Filed as an Exhibit to Post-Effective

                  Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (9) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company effective September 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iv) Form of Amendment to Fund Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (10) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), effective November 28, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC, effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment to Participation Agreement among ING Partners, Inc.,
                  ING Life Insurance and Annuity Company and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv)  Amendment, dated November 1, 2004, to Participation

                  Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (v) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (11) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (iii) Amendment to Participation Agreement among ING Partners, Inc.,
                  ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iv) Amendment, effective May 1, 2003, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company- Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (12) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company of New York, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company of New York, effective March 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, of New York effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment to Participation Agreement, dated November 1, 2004, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (iv) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (13) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A

                  Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iii) Form of, Amendment to Participation Agreement among ING
                  Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

            (iv) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (14) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Form of Amendment among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October

                  29, 2004 and incorporated herein by reference.

            (iii) Form of Amendment to Participation Agreement among ING
                  Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (15) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Service Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective March 13, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment, dated May 1, 2003, to Shareholding Servicing
                  Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (16) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Adviser Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, to Shareholder Servicing
                  Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Shares- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (17) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Service Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement between
                  ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (18) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Adviser Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Amendment, dated November 1, 2004, to Shareholder Servicing
                  Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (19) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement
                  between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (20) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Adviser Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement between
                  ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated November 1,

                  2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (21) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Service Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement between
                  ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (22) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Adviser Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A

            Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement between
                  ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (23) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement
                  between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (24) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Adviser Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

            (iii) Form of Amendment to Shareholder Servicing Agreement between
                  ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (25) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (26) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (27) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance And Annuity Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (28) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (29) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (30) Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (31) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (32) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (33) Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to

            Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (34) Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)   (1)   Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP
            Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING
            Fidelity VIP Equity Income Portfolio and ING Fidelity VIP Mid Cap
            Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

      (2) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (3) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Income Portfolio, ING Income 2015 Portfolio, ING Income 2025 Portfolio, ING Income 2035 Portfolio, and ING Income 2045 Portfolio (Adviser, Service and Initial Class)- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (4) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio (Class
            T) - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

      (5) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, and ING Templeton Foreign Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.


(j)   (1)   Consent of Dechert LLP - Filed herein.

      (2)   Consent of KPMG LLP - Filed herein.

(k)         N/A

(l) Agreement re: Initial Contribution to Working Capital - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(m)   (1)   Plan of Distribution pursuant to Rule 12b-1 renewed November 19,
            2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to
            Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (2) Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (3) Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)   (1)   Form of, Second Amended and Restated Plan Pursuant to Rule 18f-3 for
            Operation of a Multi-Class System - Filed as an Exhibit to
            Post-Effective Amendment No. 23 to Registrant's Form N-1A
            Registration Statement on August 12, 2005 and incorporated herein by reference.

      (2) Amended Schedule A to the Second Amended and Restated Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

(o)         N/A

(p)   (1)   Codes of Ethics for DSI International Management, Inc., Goldman
            Sachs Asset Management, OpCap Advisors, Salomon Brothers Asset

            Management, Inc. and T. Rowe Price Associates, Inc - Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Form N-1A Registration Statement on August 31, 2001 and incorporated herein by reference.

      (2) Codes of Ethics for Massachusetts Financial Services Company, American Century Investment Management, Inc., BAMCO, Inc., Pacific Investment Management Company, LLC, and Morgan Stanley Investment Management Inc. d/b/a Van Kampen - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

      (3) Codes of Ethics for Goldman Sachs Asset Management and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

      (4) Codes of Ethics for UBS Global Asset Management (US) Inc., J.P. Morgan Fleming Asset Management (London) Limited, ING and ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

      (5) Sarbanes-Oxley Act Code of Ethics for Senior Officers - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (6) Code of Ethics for PIMCO and UBS Global Asset Management (Americas) Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

      (7) Code of Ethics for ING Partners, Inc., ILIAC, ING Financial Advisers, LLC and American Century - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

      (8) Code of Ethics for FMR - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

      (9) Code of Ethics for OppenheimerFunds, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A

            Registration Statement on October 29, 2004 and incorporated herein by reference.

      (10) Code of Ethics for ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

      (11) Code of Ethics for Lord, Abbett & Co. LLC, Lord Abbett Distributor LLC and Lord Abbett Family of Funds - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (12) Amended and Restated Code of Ethics for Neuberger Berman Management Inc. and Neuberger Berman, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (13) Code of Ethics for Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (14) Code of Ethics for Franklin Templeton Investments - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

      (15) Code of Ethics for Columbia Management Advisors, LLC - to be filed by subsequent Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed. As of October 29, 2004, ING Life Insurance and
Annuity Company, ING Portfolio Partners, ING Insurance Company of
America, Reliastar Life Insurance Company, Reliastar Life Insurance
Company of New York, Reliastar Life Insurance Co Variable Life, Security Life of DenverInsurance Company, ING USA Annuity and Life Insurance Company, and ING National Trust, owned all of the Fund's outstanding voting securities, through direct ownership, through a separate account or as custodian for qualified retirement plans. Each of these companies is an indirect wholly-owned subsidiary of ING Groep, N.V.

     A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 25. INDEMNIFICATION

     Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

     Section XI.B of the Administrative Services Agreement, filed herein as exhibit (h1), provides for indemnification of the Administrator.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser's Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

                 INVESTMENT ADVISER                                FILE NO.
                 ------------------                                --------
    ING Life Insurance and Annuity Company                         801-12643
    Massachusetts Financial Services Company                       801-17352
    T. Rowe Price Associates, Inc.                                 801-856
    OpCap Advisors, LLC                                            801-27180
    Goldman Sachs Asset Management, L.P.                           801-16048
    Salomon Brothers Asset Management Inc.                         801-32046
    American Century Investment Management, Inc.                   801-8174
    BAMCO, Inc.                                                    801-29080
    J.P. Morgan Investment Management Inc.                         801-21011
    Pacific Investment Management Company, LLC                     801-48187
    Van Kampen                                                     801-15757
    J.P. Morgan Asset Management (London) Ltd.                     801-46669
    UBS Global Asset Management (Americas) Inc.                    801-34910
    UBS Global Asset Management (US) Inc.                          801-13219
    Fidelity Management & Research Company                         801-7884
    OppenheimerFunds, Inc.                                         801-8253
    ING Investment Management Co.                                  801-9046
    Lord, Abbett.& Co. LLC                                         801-6997
    Neuberger Berman Management Inc.                               801-8258
    Pioneer Investment Management, Inc.                            801-8225
    Templeton Investment Counsel, LLC                              801-15125
    Columbia Management Advisors, LLC                              801-50372

ITEM 27. PRINCIPAL UNDERWRITER

     (a) ING Financial Advisers, LLC ("ING Financial"), acts as the principal underwriter for the Registrant. Additionally, ING Financial is the principal underwriter for Variable Annuity Account B of ING Life Insurance and Annuity Company (ING), Variable Annuity Account C of ING, Variable Annuity Account G of ING, Variable Life Account B of ING and Variable Life Account C of ING (separate accounts of ING registered as unit investment trusts under the 1940 Act). ING Financial is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b) Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.

     Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of
     (a) the Registrant, (b) ING Life Insurance and Annuity Company (c) ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), (d) the Transfer Agent and Custodian, and (e)-(u) the Sub-Advisers and (v) the Custodian. The address of each is as follows:

(a)  ING Partners, Inc.
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(b)  ING Life Insurance and Annuity Company
     151 Farmington Avenue
     Hartford, Connecticut 06156

(c)  ING Financial Advisers, LLC
     151 Farmington Avenue
     Hartford, Connecticut 06156

(d)  DST Systems, Inc.
     330 W. 9th Street
     Kansas City, Missouri

(e)  ING Investment Management Co. (ING IM)
     (formerly ING Aeltus Investment Management, Inc.)
     230 Park Avenue
     New York, New York 10169

(f)  Fred Alger Management, Inc.
     111 Fifth Avenue

     New York, New York 10003

(g)  American Century Investment Management
     4500 Main Street
     Kansas City, Missouri 64111

(h)  BAMCO, Inc. (BAMCO)
     767 Fifth Avenue
     New York, New York 10153

(i)  Goldman Sachs Asset Management, L.P. (GSAM)
     32 Old Slip
     New York, New York 1005

(j)  J.P. Morgan Asset Management (London) Ltd.,
     (JPMorgan for ING JPMorgan International Portfolio)
     20 Finsbury Street
     London, EC2Y 9AQ, United Kingdom

(k)  J.P. Morgan Investment Management Inc. (JPMIM)
     (for ING JPMorgan Mid Cap Value Portfolio)
     522 Fifth Avenue
     New York, New York 10036

(l)  Massachusetts Financial Services Company (MFS)
     500 Boylston Street
     Boston, Massachusetts 02116

(m)  OpCap Advisors, LLC (OpCap)
     1345 Avenue of the Americas
     New York, New York 10105-4800

(n)  Pacific Investment Management LLC (PIMCO)
     840 Newport Center Drive
     Newport Beach, California

(o)  Salomon Brothers Asset Management Inc. (SaBAM)
     399 Park Avenue
     New York, New York 10022

(p)  T. Rowe Price Associates, Inc. (T. Rowe)
     100 East Pratt Street
     Baltimore, Maryland 21202

(q)  UBS Global Asset Management (US) Inc. (UBS Global AM US)
     (for ING UBS U.S. Allocation Portfolio)

     51 W. 52nd Street
     New York, New York 10019-6114

(r)  UBS Global Asset Management (Americas) Inc. (UBS Global AM)
     (for ING UBS U.S. Large Cap Equity Portfolio)
     One North Wacker Drive Chicago, Illinois 60606

(s)  Morgan Stanley Investment Management, inc. (MSIM, Inc.)
     1221 Avenue of the Americas
     New York, New York 10020

(t)  Fidelity Management & Research (FMR)
     82 Devonshire Street
     Boston, Massachusetts 02109

(u)  OppenheimerFunds, Inc. (Oppenheimer)
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 10281-1008

(v)  Bank of New York Company, Inc.
     One Wall Street
     New York, New York 10286

(w)  Lord Abbett & Co. LLC (Lord Abbett)
     90 Hudson Street
     Jersey City, New Jersey 07302

(x)  Neuberger Berman Management Inc. (Neuberger Berman)
     605 Third Avenue, 2nd Floor
     New York, New York 10158

(y)  Pioneer Investment Management, Inc. (Pioneer)
     60 State Street
     Boston, Massachusetts 02109

(z)  Templeton Investment Counsel, LLC (Templeton)
     500 East Broward Blvd.
     Fort Lauderdale, Florida 33394

(AA) Columbia Management Advisors, LLC (CMA)
     100 Federal Street
     Boston, MA 02110

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 29th day of March, 2006.


                                            ING PARTNERS, INC.
                                            By: /s/ Huey P. Falgout, Jr.
                                                ------------------------
                                                Huey P. Falgout, Jr.
                                                Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           SIGNATURE                        TITLE                    DATE
           ---------                        -----                    ----
                                           Director             March 29, 2006
-------------------------------
         John V. Boyer*

                                           Director             March 29, 2006
-------------------------------
        John G. Turner*

                                      President and Chief       March 29, 2006
                                       Executive Officer
-------------------------------
       James M. Hennessy*

                                     Senior Vice President,
                                   Chief/Principal Financial
                                            Officer             March 29, 2006
-------------------------------
          Todd Modic*

                                           Director             March 29, 2006
-------------------------------
     Patricia W. Chadwick+

                                           Director             March 29, 2006
-------------------------------
       J. Michael Earley*

                                           Director             March 29, 2006
-------------------------------
     R. Barbara Gitenstein*

                                           Director             March 29, 2006
-------------------------------
       Patrick W. Kenny*

                                           Director             March 29, 2006
-------------------------------
      Walter H. May, Jr.*

                                           Director             March 29, 2006
-------------------------------
      Thomas J. McInerney*

                                           Director             March 29, 2006
-------------------------------
          Jock Patton*

                                           Director             March 29, 2006
-------------------------------
      Sheryl K. Pressler+

                                           Director             March 29, 2006
-------------------------------
       David W.C. Putnam*

                                           Director             March 29, 2006
-------------------------------
       Roger B. Vincent*

                                           Director             March 29, 2006
-------------------------------
     Richard A. Wedemeyer*


*By:   /s/ Huey P. Falgout, Jr.
       ------------------------
       Huey P. Falgout, Jr.
       Attorney-in-Fact**

----------
* Powers of Attorney for James M. Hennessy, Todd Modic, and each Director were previously filed as attachments to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and are incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director were previously filed as attachments to Post-Effective Amendment No. 26 to Registrant's Form N-1A Registration Statement on January 26, 2006 and are incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER         EXHIBIT NAME
-------        ------------
(j) (1)        Consent of Dechert LLP

(j) (2)        Consent of KPMG LLP